                                                             [PORTFOLIO DIRECTOR
                                                     FIXED AND VARIABLE ANNUITY]

                                                                          [LOGO]
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.00-12.00

                                                                      Prospectus
                                                                     May 1, 2001

                                                                        AMERICAN
                                                                         GENERAL
                                                                 FINANCIAL GROUP

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A
FOR SERIES 1 TO 12                                                   May 1, 2001

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           7
SELECTED PURCHASE UNIT DATA..................          14
GENERAL INFORMATION..........................          15
    About Portfolio Director.................          15
    About VALIC..............................          15
    About VALIC Separate Account A...........          15
    Units of Interests.......................          16
    Distribution of the Contracts............          16
VARIABLE ACCOUNT OPTIONS.....................          16
PURCHASE PERIOD..............................          17
    Purchase Payments........................          17
    Purchase Units...........................          18
    Calculation of Purchase Unit Value.......          18
    Choosing Investment Options..............          19
      Fixed Account Options..................          19
      Variable Account Options...............          19
    Stopping Purchase Payments...............          19
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
    Communicating Transfer or Reallocation
      Instructions...........................          20
    Effective Date of Transfer...............          21
    Market Timing............................          21
FEES AND CHARGES.............................          21
    Account Maintenance Fee..................          21
    Surrender Charge.........................          22
      Amount of Surrender Charge.............          22
      10% Free Withdrawal....................          22
      Exceptions to Surrender Charge.........          22
    Premium Tax Charge.......................          22
    Separate Account Charges.................          23
    Fund Annual Expense Charges..............          23
    Other Tax Charges........................          23
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          23
    Separate Account Expense Reimbursement...          24
    Market Value Adjustment..................          24
PAYOUT PERIOD................................          25
    Fixed Payout.............................          25
    Variable Payout..........................          25
    Combination Fixed and Variable Payout....          25
    Payout Date..............................          25
    Payout Options...........................          25
    Enhancements to Payout Options...........          26
    Payout Information.......................          26
SURRENDER OF ACCOUNT VALUE...................          27
    When Surrenders Are Allowed..............          27
    Surrender Process........................          27
    Amount That May Be Surrendered...........          27
    Surrender Restrictions...................          27
    Partial Surrenders.......................          28
    Systematic Withdrawals...................          28
    Distributions Required by Federal Tax
      Law....................................          28
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          28
    Restrictions on Exchange Privilege.......          28
    Taxes and Conversion Costs...............          29
    Surrender Charges........................          29
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          29
    Comparison of Contracts..................          29
    Features of Portfolio Director...........          30
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          30
DEATH BENEFITS...............................          31
    The Process..............................          31
    Beneficiary Information..................          31
    Special Information for Individual
      Non-Tax Qualified Contracts............          31
    During the Purchase Period...............          31
      Interest Guaranteed Death Benefit......          31
      Standard Death Benefit.................          32
    During the Payout Period.................          32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          32
    Types of Investment Performance
      Information Advertised.................          32
      Total Return Performance Information...          33
        Standard Average Annual Total
          Return.............................          33
        Nonstandard Average Annual Total
          Return.............................          33
        Cumulative Total Return..............          33
        Annual Change in Purchase Unit
          Value..............................          33
        Cumulative Change in Purchase Unit
          Value..............................          33
        Total Return Based on Different
          Investment Amounts.................          33
        An Assumed Account Value of
          $10,000............................          34
    Yield Performance Information............          34
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
OTHER CONTRACT FEATURES......................          34
    Changes That May Not Be Made.............          34
    Change of Beneficiary....................          34
    Contingent Owner.........................          34
    Cancellation -- The 20 Day "Free Look"...          35
    We Reserve Certain Rights................          35
    Variable Account Option Changes..........          35
    Relationship to Employer's Plan..........          35
VOTING RIGHTS................................          35
    Who May Give Voting Instructions.........          35
    Determination of Fund Shares Attributable
      to Your Account........................          36
      During Purchase Period.................          36
      During Payout Period or after a Death
        Benefit Has Been Paid................          36
    How Fund Shares Are Voted................          36
FEDERAL TAX MATTERS..........................          36
    Type of Plans............................          36
    Tax Consequences in General..............          37
    Effect of Tax-Deferred Accumulations.....          37
PRIVACY NOTICE...............................          39

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:

DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):

                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.75%                --            1.00%
    North American - AG Capital Conservation Fund                0.25             0.75                 --            1.00
    North American - AG Government Securities Fund               0.25             0.75                 --            1.00
    North American - AG Growth & Income Fund                     0.25             0.75                 --            1.00
    North American - AG International Equities Fund              0.25             0.75                 --            1.00
    North American - AG International Government Bond Fund       0.25             0.75                 --            1.00
    North American - AG MidCap Index Fund                        0.25             0.75                 --            1.00
    North American - AG 1 Money Market Fund                      0.25             0.75                 --            1.00
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.75                 --            1.00
    North American - AG Small Cap Index Fund                     0.25             0.75                 --            1.00
    North American - AG Social Awareness Fund                    0.25             0.75                 --            1.00
    North American - AG Stock Index Fund                         0.25             0.75                 --            1.00
    North American - American Century Income & Growth Fund       0.25             0.75                 --            1.00
    North American - American Century International Growth
      Fund                                                       0.25             0.75                 --            1.00
    North American Core Equity Fund                              0.25             0.75                 --            1.00
    North American - Founders Large Cap Growth Fund              0.25             0.75                 --            1.00
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.75                 --            1.00
    North American - Putnam Opportunities Fund                   0.25             0.75                 --            1.00
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.75                 --            1.00
    North American - T. Rowe Price Health Sciences Fund          0.25             0.75                 --            1.00
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.75                 --            1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.75              (0.25%)          0.75
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.75              (0.25)           0.75
    North American - AG Core Bond Fund                           0.25             0.75              (0.25)           0.75
    North American - AG High Yield Bond Fund                     0.25             0.75              (0.25)           0.75
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.75              (0.25)           0.75
    North American - AG 2 Money Market Fund                      0.25             0.75              (0.25)           0.75
    North American - AG Socially Responsible Fund                0.25             0.75              (0.25)           0.75
    North American - AG Strategic Bond Fund                      0.25             0.75              (0.25)           0.75
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.75              (0.25)           0.75
    North American International Growth Fund                     0.25             0.75              (0.25)           0.75
    North American - INVESCO MidCap Growth Fund                  0.25             0.75              (0.25)           0.75
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.75              (0.25)           0.75
    North American - Neuberger Berman MidCap Value Fund          0.25             0.75              (0.25)           0.75
    North American Small Cap Value Fund                          0.25             0.75              (0.25)           0.75
    North American - State Street Large Cap Value Fund           0.25             0.75              (0.25)           0.75
  American Century Ultra Fund                                    0.25             1.00              (0.21)           1.04
  Ariel Appreciation Fund                                        0.25             1.00              (0.25)           1.00
  Ariel Fund                                                     0.25             1.00              (0.25)           1.00
  Dreyfus Basic GNMA Fund                                        0.25             1.00              (0.25)           1.00
  Evergreen Growth and Income Fund, Class A                      0.25             1.00              (0.25)           1.00
  Evergreen Small Cap Value Fund, Class A                        0.25             1.00              (0.25)           1.00
  Evergreen Value Fund, Class A                                  0.25             1.00              (0.25)           1.00
  Evergreen Special Equity Fund, Class A                         0.25             1.00              (0.25)           1.00
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             1.00              (0.25)           1.00
  Janus Adviser Worldwide Fund                                   0.25             1.00              (0.25)           1.00
  Janus Fund                                                     0.25             1.00              (0.25)           1.00
  Lou Holland Growth Fund                                        0.25             1.00              (0.25)           1.00
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             1.00              (0.25)           1.00
  Putnam Global Growth Fund, Class A                             0.25             1.00              (0.25)           1.00
  Putnam New Opportunities Fund, Class A                         0.25             1.00              (0.25)           1.00
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             1.00              (0.25)           1.00
  Sit Mid Cap Growth Fund                                        0.25             1.00              (0.25)           1.00
  Sit Small Cap Growth Fund                                      0.25             1.00              (0.25)           1.00
  Templeton Asset Strategy Fund, Class 1                         0.25             1.00                 --            1.25
  Templeton Foreign Fund, Class A                                0.25             1.00              (0.25)           1.00
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             1.00                 --            1.25
  Vanguard LifeStrategy Growth Fund                              0.25             1.00                 --            1.25
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             1.00                 --            1.25
  Vanguard Long - Term Corporate Fund (5)                        0.25             1.00              (0.25)           1.00
  Vanguard Long - Term Treasury Fund (5)                         0.25             1.00              (0.25)           1.00
  Vanguard Wellington Fund                                       0.25             1.00                 --            1.25
  Vanguard Windsor II Fund                                       0.25             1.00                 --            1.25
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             1.00              (0.25)           1.00

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

------------------------------------------------------------------
------------

                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $17         $51         $ 88        $193
  North American - AG Capital Conservation Fund                    17          51           88         193
  North American - AG Government Securities Fund                   17          51           88         193
  North American - AG Growth & Income Fund                         19          59          102         221
  North American - AG International Equities Fund                  15          47           81         178
  North American - AG International Government Bond Fund           16          50           87         190
  North American - AG MidCap Index Fund                            15          45           78         172
  North American - AG 1 Money Market Fund                          17          52           89         194
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           16          50           86         188
  North American - AG Small Cap Index Fund                         15          47           81         177
  North American - AG Social Awareness Fund                        17          51           88         193
  North American - AG Stock Index Fund                             14          44           76         167
  North American - American Century Income & Growth Fund           19          59          101         219
  North American - American Century International Growth
    Fund                                                           21          66          113         243
  North American Core Equity Fund                                  19          59          102         221
  North American - Founders Large Cap Growth Fund                  21          66          113         243
  North American - Founders/T. Rowe Price Small Cap Fund           20          62          107         232
  North American - Putnam Opportunities Fund                       21          65          112         242
  North American - T. Rowe Price Blue Chip Growth Fund             20          61          105         226
  North American - T. Rowe Price Health Sciences Fund              22          67          115         247
  North American - T. Rowe Price Science & Technology Fund         21          64          110         237
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              9          28           49         109
  North American - AG Conservative Growth Lifestyle Fund            9          28           49         109
  North American - AG Core Bond Fund                               16          49           85         186
  North American - AG High Yield Bond Fund                         18          56           96         209
  North American - AG Moderate Growth Lifestyle Fund                9          28           49         109
  North American - AG 2 Money Market Fund                          14          43           74         162
  North American - AG Socially Responsible Fund                    14          43           74         162
  North American - AG Strategic Bond Fund                          17          53           91         199
  North American - Goldman Sachs Large Cap Growth Fund             17          52           89         194
  North American International Growth Fund                         18          56           97         211
  North American - INVESCO MidCap Growth Fund                      17          52           89         194
  North American - J.P. Morgan Small Cap Growth Fund               20          61          105         227
  North American - Neuberger Berman MidCap Value Fund              19          58           99         216
  North American Small Cap Value Fund                              18          55           94         205
  North American - State Street Large Cap Value Fund               16          50           87         190
American Century Ultra Fund                                        21          65          111         240
Ariel Appreciation Fund                                            24          73          125         268
Ariel Fund                                                         23          71          122         261
Dreyfus Basic GNMA Fund                                            17          53           92         200
Evergreen Growth and Income Fund, Class A                          25          76          130         278
Evergreen Small Cap Value Fund, Class A                            26          81          139         295
Evergreen Value Fund, Class A                                      21          65          111         240
Evergreen Special Equity Fund, Class A                             27          82          140         297
INVESCO Blue Chip Growth Fund, Investor Class                      21          65          112         241
Janus Adviser Worldwide Fund                                       23          70          120         257
Janus Fund                                                         19          59          102         221
Lou Holland Growth Fund                                            24          74          127         272
MAS Mid Cap Growth Portfolio, Adviser Class                        19          60          103         223
Putnam Global Growth Fund, Class A                                 21          66          113         244
Putnam New Opportunities Fund, Class A                             19          60          102         222
Putnam OTC & Emerging Growth Fund, Class A                         20          62          106         229
Sit Mid Cap Growth Fund                                            23          71          122         262
Sit Small Cap Growth Fund                                          26          79          135         287
Templeton Asset Strategy Fund, Class 1                             21          66          113         243
Templeton Foreign Fund, Class A                                    22          68          117         252
Vanguard LifeStrategy Conservative Growth Fund                     13          41           71         156
Vanguard LifeStrategy Growth Fund                                  13          41           71         156
Vanguard LifeStrategy Moderate Growth Fund                         13          41           71         156
Vanguard Long-Term Corporate Fund                                  14          43           74         163
Vanguard Long-Term Treasury Fund                                   13          42           73         160
Vanguard Wellington Fund                                           17          52           89         194
Vanguard Windsor II Fund                                           17          52           90         196
Warburg Pincus Small Company Growth Fund, Common Class             25          76          130         277

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $63         $101        $138        $193
  North American - AG Capital Conservation Fund                    63          101         138         193
  North American - AG Government Securities Fund                   63          101         138         193
  North American - AG Growth & Income Fund                         66          109         152         221
  North American - AG International Equities Fund                  62           97         131         178
  North American - AG International Government Bond Fund           63          100         137         190
  North American - AG MidCap Index Fund                            61           95         128         172
  North American - AG 1 Money Market Fund                          63          101         139         194
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           63          100         136         188
  North American - AG Small Cap Index Fund                         62           97         131         177
  North American - AG Social Awareness Fund                        63          101         138         193
  North American - AG Stock Index Fund                             61           94         126         167
  North American - American Century Income & Growth Fund           65          108         151         219
  North American - American Century International Growth
    Fund                                                           68          115         163         243
  North American Core Equity Fund                                  66          109         152         221
  North American - Founders Large Cap Growth Fund                  68          115         163         243
  North American - Founders/T. Rowe Price Small Cap Fund           67          112         157         232
  North American - Putnam Opportunities Fund                       67          114         162         242
  North American - T. Rowe Price Blue Chip Growth Fund             66          110         155         226
  North American - T. Rowe Price Health Sciences Fund              68          116         165         247
  North American - T. Rowe Price Science & Technology Fund         67          113         160         237
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             56           78          99         109
  North American - AG Conservative Growth Lifestyle Fund           56           78          99         109
  North American - AG Core Bond Fund                               62           99         135         186
  North American - AG High Yield Bond Fund                         64          105         146         209
  North American - AG Moderate Growth Lifestyle Fund               56           78          99         109
  North American - AG 2 Money Market Fund                          60           93         124         162
  North American - AG Socially Responsible Fund                    60           93         124         162
  North American - AG Strategic Bond Fund                          64          103         141         199
  North American - Goldman Sachs Large Cap Growth Fund             63          101         139         194
  North American International Growth Fund                         65          106         147         211
  North American - INVESCO MidCap Growth Fund                      63          101         139         194
  North American - J.P. Morgan Small Cap Growth Fund               66          110         155         227
  North American - Neuberger Berman MidCap Value Fund              65          107         149         216
  North American Small Cap Value Fund                              64          104         144         205
  North American - State Street Large Cap Value Fund               63          100         137         190
American Century Ultra Fund                                        67          114         161         240
Ariel Appreciation Fund                                            70          122         175         268
Ariel Fund                                                         69          120         172         261
Dreyfus Basic GNMA Fund                                            64          103         142         200
Evergreen Growth and Income Fund, Class A                          71          125         180         278
Evergreen Small Cap Value Fund, Class A                            73          130         189         295
Evergreen Value Fund, Class A                                      67          114         161         240
Evergreen Special Equity Fund, Class A                             73          130         190         297
INVESCO Blue Chip Growth Fund, Investor Class                      67          114         162         241
Janus Adviser Worldwide Fund                                       69          119         170         257
Janus Fund                                                         66          109         152         221
Lou Holland Growth Fund                                            70          123         177         272
MAS Mid Cap Growth Portfolio, Adviser Class                        66          109         153         223
Putnam Global Growth Fund, Class A                                 68          115         163         244
Putnam New Opportunities Fund, Class A                             66          109         152         222
Putnam OTC & Emerging Growth Fund, Class A                         66          111         156         229
Sit Mid Cap Growth Fund                                            69          120         172         262
Sit Small Cap Growth Fund                                          72          127         185         287
Templeton Asset Strategy Fund, Class 1                             68          115         163         243
Templeton Foreign Fund, Class A                                    68          117         167         252
Vanguard LifeStrategy Conservative Growth Fund                     60           91         121         156
Vanguard LifeStrategy Growth Fund                                  60           91         121         156
Vanguard LifeStrategy Moderate Growth Fund                         60           91         121         156
Vanguard Long-Term Corporate Fund                                  60           93         124         163
Vanguard Long-Term Treasury Fund                                   60           92         123         160
Vanguard Wellington Fund                                           63          101         139         194
Vanguard Windsor II Fund                                           63          102         140         196
Warburg Pincus Small Company Growth Fund, Common Class             71          124         180         277

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

                  FIXED ACCOUNT         INVESTMENT
                  OPTIONS               OBJECTIVE
 -----------------------------------------------------------------------------------------------------------------------------
 FIXED            Fixed                 Guaranteed high current
 OPTIONS          Account Plus          interest income
                  ------------------------------------------------------------------------------------------------------------
                  Short-Term            Guaranteed current
                  Fixed Account         interest income
                  ------------------------------------------------------------------------------------------------------------
                  Multi-Year            Multi-year guaranteed interest income
                  Enhanced Fixed        (May not be available in all states)
                  Option(1)
 -----------------------------------------------------------------------------------------------------------------------------
                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                   ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------
 INDEX            North American -      Seeks long-term growth of capital through   American General      N/A
 EQUITY           AG International      investments primarily in a diversified      Advisers, a division
 FUNDS            Equities Fund*        portfolio of equity and equity related      of VALIC
                                        securities of foreign issuers that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the EAFE Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through             American General      N/A(2)
                  AG MidCap             investments primarily in a diversified      Advisers
                  Index Fund*(3)        portfolio of common stocks that, as a
                                        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's
                                        MidCap 400-Registered Trademark- Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American - AG   The Fund seeks long-term capital growth     American General      American General
                  Nasdaq-100-Registered through investments in the stocks that are  Advisers              Investment
                  Trademark-Index       included in the Nasdaq-100                                        Management, L.P.
                  Fund*                 Index-Registered Trademark-.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment  American General      N/A(2)
                  AG Small Cap          primarily in a diversified portfolio of     Advisers
                  Index Fund*(3)        common stocks that, as a group, are
                                        expected to provide investment results
                                        closely corresponding to the performance
                                        of the Russell 2000-Registered Trademark-
                                        Index.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term capital growth through      American General      N/A(2)
                  AG Stock              investment in common stocks that, as a      Advisers
                  Index Fund*(3)        group, are expected to provide investment
                                        results closely corresponding to the
                                        performance of the Standard & Poor's 500
                                        Stock Index-Registered Trademark-.
 -----------------------------------------------------------------------------------------------------------------------------
 ACTIVELY         North American -      Seeks long-term growth of capital and,      American General      N/A
 MANAGED          AG Growth &           secondarily, current income through         Advisers
 EQUITY           Income Fund*          investment in common stocks and
 FUNDS                                  equity-related securities.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks dividend growth, current     American General      American Century
                  American Century      income and capital appreciation by          Advisers              Investment
                  Income & Growth       investing in common stocks. Current income                        Management, Inc.
                  Fund*                 is a secondary consideration.
                  ------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital growth through       American General      American Century
                  American Century      investments primarily in equity securities  Advisers              Investment
                  International Growth  of issuers in developed foreign countries.                        Management, Inc.
                  Fund*
 -----------------------------------------------------------------------------------------------------------------------------

*    A series of North American Funds Variable Product Series I ("NAFVPS I").
(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract.
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's ("S&P"). North American - AG MidCap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term growth of capital through         American General      Wellington
                  Core Equity           investment primarily in equity securities.        Advisers              Management
                  Fund*                                                                                         Company, LLP(1)
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term growth of capital. The   American General      Founders Asset
                  Founders Large Cap    Fund normally will invest at least 65% of its     Advisers              Management LLC
                  Growth Fund*          total assets in common stocks of
                                        well-established, high-quality growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks to provide long-term capital       American General      Founders Asset
                  Founders/T. Rowe      growth by investing primarily in the stocks of    Advisers              Management LLC and
                  Price Small Cap       small companies. It will invest at least 65% of                         T. Rowe Price
                  Fund*                 its total assets in stocks of small companies.                          Associates, Inc.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks capital appreciation through       American General      Putnam Investment
                  Putnam Opportunities  investments in common stocks. It invests mainly   Advisers              Management, Inc.
                  Fund*                 in common stocks of large U.S. companies, with a
                                        focus on growth stocks (those the manager
                                        believes whose earnings will grow faster than
                                        the economy, with a resultant price increase).
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. Income   American General      T. Rowe Price
                  T. Rowe Price Blue    is a secondary objective. The Fund pursues        Advisers              Associates, Inc.
                  Chip Growth Fund*     long-term capital appreciation by normally
                                        investing at least 65% of total assets in the
                                        common stocks of large and medium-sized blue
                                        chip growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through a       American General      Goldman Sachs
                  Goldman-Sachs         broadly diversified portfolio of equity           Advisers              Asset
                  Large Cap Growth      securities of large cap U.S. issuers that are                           Management
                  Fund**                expected to have better prospects for earnings
                                        growth than the growth rate of the general
                                        domestic economy. Dividend income is a secondary
                                        objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks long-term capital appreciation by           American General      Thompson, Siegel &
                  International Growth  investing in equity securities of non-U.S.        Advisers              Walmsley, Inc.(2)
                  Fund**                companies, the majority of which are expected to
                                        be in developed markets. The Fund may invest
                                        across the capitalization spectrum, although it
                                        intends to emphasize smaller capitalization
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital appreciation principally through    American General      INVESCO Funds Group,
                  INVESCO               investments in medium capitalization equity       Advisers              Inc.
                  MidCap Growth         securities, such as common and preferred stocks
                  Fund**                and securities convertible into common stocks.
                                        Current income is a secondary objective.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth from a portfolio of        American General      JP Morgan
                  J.P. Morgan           equity securities of small capitalization growth  Advisers              Investment
                  Small Cap Growth      companies.                                                              Management Inc.
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks capital growth through investment in        American General      Neuberger Berman
                  Neuberger Berman      equity securities of medium capitalization        Advisers              Management Inc.
                  MidCap Value          companies using a value-oriented investment
                  Fund**                approach.
                  ------------------------------------------------------------------------------------------------------------------
                  North American        Seeks maximum long-term return, consistent with   American General      Fiduciary
                  Small Cap Value       reasonable risk to principal by investing         Advisers              Management
                  Fund**                primarily in equity securities of small                                 Associates, Inc.(3)
                                        capitalization companies in terms of revenues
                                        and/or market capitalization.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks total returns that exceed over time the     American General      SSgA Funds
                  State Street          Russell 1000-Registered Trademark- Value Index    Advisers              Management, Inc.
                  Large Cap Value       through investments in equity securities.
                  Fund**(4)
                  ------------------------------------------------------------------------------------------------------------------
                  American Century      Seeks capital growth through investments          American Century      N/A
                  Ultra Fund            primarily in common stocks that are considered    Investment
                                        to have better-than-average prospects for         Management, Inc.
                                        appreciation.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Appreciation    The Fund seeks long-term capital appreciation by  Ariel Capital         N/A
                  Fund(5)               investing primarily in medium-sized company       Management, Inc.
                                        stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Ariel Fund(5)         The Fund seeks long-term capital appreciation     Ariel Capital         N/A
                                        primarily through investment in small company     Management, Inc.
                                        stocks.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of North American Funds Variable Product Series II ("NAFVPS II").
(1) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.
(2) Thompson, Siegel & Walmsley, Inc. became the investment sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. Both companies were subsidiaries of United Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4) The Russell 1000-Registered Trademark- Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.
(5) The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Evergreen Growth      Seeks capital growth in the value of its shares   Evergreen Investment  N/A
                  and Income Fund --    and current income by investing in the            Management Company
                  Class A***            securities of mid- and large-sized U.S.
                                        companies which are temporarily undervalued in
                                        the marketplace but display characteristics of
                                        growth such as high return on investment and
                                        competitive advantage in their industry.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Small       Seeks current income and capital growth in the    Evergreen Investment  N/A
                  Cap Value Fund --     value of its shares by investing in common        Management Company
                  Class A***            stocks of small U.S. companies (typically less
                                        than $1.5 billion in market capitalization).
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Value       Seeks long-term capital growth with current       Evergreen Investment  N/A
                  Fund -- Class A***    income as a secondary objective by investing at   Management Company
                                        least 75% of its assets in common stocks of
                                        medium and large-cap U.S. companies that are
                                        undervalued according to various financial
                                        measurements.
                  ------------------------------------------------------------------------------------------------------------------
                  Evergreen Special     The Fund seeks capital growth. It invests         Meridian Investment   N/A
                  Equity Fund           primarily in equity securities of U.S. companies  Company (a
                                        with small market capitalizations.                subsidiary of First
                                                                                          Union Corporation)
                  ------------------------------------------------------------------------------------------------------------------
                  INVESCO Blue Chip     The Fund tries to buy securities that will        INVESCO Funds         N/A
                  Growth Fund           increase in value over the long-term; current     Group, Inc.
                                        income is a secondary goal. The Fund invests
                                        primarily in common stocks of large companies
                                        with market capitalizations of more than $15
                                        billion and that have a history of consistent
                                        earnings growth regardless of business cycles.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Adviser         The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                  Worldwide Fund        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        of companies of any size throughout the world.
                  ------------------------------------------------------------------------------------------------------------------
                  Janus Fund            The Fund seeks long-term growth of capital in a   Janus Capital         N/A
                                        manner consistent with the preservation of        Corporation
                                        capital. It invests primarily in common stocks
                                        selected for their growth potential. Although
                                        the Fund can invest in companies of any size, it
                                        generally invests in larger, more established
                                        companies.
                  ------------------------------------------------------------------------------------------------------------------
                  Lou Holland Growth    The Fund primarily seeks long-term growth of      Holland Capital       N/A
                  Fund                  capital. The receipt of dividend income is a      Management, L.P.
                                        secondary consideration. It invests primarily in
                                        common stocks of growth companies.
                  ------------------------------------------------------------------------------------------------------------------
                  MAS Mid Cap Growth    The Portfolio seeks long-term capital growth. It  Miller Anderson &     N/A
                  Portfolio             invests primarily in common stocks of companies   Sherrerd, LLP
                                        with capitalizations in the range of companies    (affiliated with
                                        included in the S&P MidCap 400 Index.             Morgan Stanley
                                                                                          Investment
                                                                                          Management Inc.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam Global         The fund seeks capital appreciation by investing  Putnam Investment     N/A
                  Growth                in common stocks of companies worldwide. The      Management, LLC
                  Fund -- Class A       fund invests mainly in growth stocks, issued by
                  Shares                large companies believed to be fast-growing,
                                        with earnings likely to increase over time. The
                                        fund emphasizes investments in developed
                                        countries but may also invest in developing
                                        (emerging) markets.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam New            The fund seeks long-term capital appreciation by  Putnam Investment     N/A
                  Opportunities         investing in common stocks of U.S. companies,     Management, LLC
                  Fund -- Class A       with a focus on growth stocks in sectors of the
                  Shares                economy with high growth potential. The fund
                                        invests mainly in growth stocks, issued by
                                        companies believed to be fast-growing, with
                                        earnings likely to increase over time. Growth
                                        sectors currently emphasized include
                                        communications, media/ entertainment, medical
                                        technology/cost containment, industrial and
                                        environmental services, consumer products and
                                        services and business services.
                  ------------------------------------------------------------------------------------------------------------------
                  Putnam OTC &          Seeks capital appreciation by investing           Putnam Investment     N/A
                  Emerging Growth       primarily in common stocks traded in the          Management, LLC
                  Fund -- Class A       over-the-counter market and "emerging growth"
                  Shares                companies listed on securities exchanges, with a
                                        focus on growth stocks.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Mid Cap Growth    The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Associates, Inc.
                                        total assets in the common stocks of growth
                                        companies with capitalizations of $2 billion to
                                        $15 billion at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Sit Small Cap Growth  The Fund seeks to maximize long-term capital      Sit Investment        N/A
                  Fund                  appreciation. It invests at least 65% of its      Associates, Inc.
                                        total assets in common stocks of small growth
                                        companies with capitalizations of $2.5 billion
                                        or less at the time of purchase.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Foreign     Seeks long-term capital growth by investing       Templeton Global      N/A
                  Fund -- Class A       primarily in the equity securities of companies   Advisors Limited
                                        outside the United States, including emerging
                                        markets.
 -----------------------------------------------------------------------------------------------------------------------------------

***  A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks to provide long-term growth of capital by   Barrow, Hanley,       N/A
                  Windsor II Fund       investing mainly in the equity securities of      Mewhinney & Strauss,
                                        large and medium-size companies whose stocks are  Inc., Equinox
                                        considered by the Fund's advisers to be           Capital Management,
                                        undervalued and out of favor with investors. The  LLC, Tukman Capital
                                        Fund's secondary objective is to provide some     Management, Inc.,
                                        dividend income.                                  and The Vanguard
                                                                                          Group
                  ------------------------------------------------------------------------------------------------------------------
                  Warburg Pincus Small  The Fund seeks capital growth by investing in     Credit Suisse Asset   N/A
                  Company Growth Fund   the equity securities of small U.S. companies.    Management, LLC
 -----------------------------------------------------------------------------------------------------------------------------------
 BALANCED         Vanguard              Seeks to conserve capital and provide moderate    Wellington            N/A
 FUNDS            Wellington Fund       long-term growth in capital and income by         Management
                                        investing approximately 60% to 70% of its assets  Company, LLP in dividend-paying stocks of established, large-
                                        and medium-sized companies that, in the
                                        adviser's opinion, are undervalued but whose
                                        prospects are improving. The remaining 30% to
                                        40% of assets are invested primarily in
                                        high-quality, intermediate- and long-term
                                        corporate bonds with some exposure to U.S.
                                        Treasury, government agency, and mortgage-backed
                                        bonds.
 -----------------------------------------------------------------------------------------------------------------------------------
 INCOME           North American -      Seeks the highest possible total return           American General      N/A
 FUNDS            AG Capital            consistent with preservation of capital through   Advisers
                  Conservation Fund*    current income and capital gains on investments
                                        in intermediate and long-term debt instruments
                                        and other income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks the highest possible return        American General      N/A
                  AG Core Bond Fund*    consistent with conservation of capital through   Advisers
                                        investment in medium- to high- quality fixed
                                        income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income and protection of       American General      N/A
                  AG Government         capital through investments in intermediate and   Advisers
                  Securities Fund*      long-term U.S. Government debt securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks high current income through investments     American General      N/A
                  AG International      primarily in investment grade debt securities     Advisers
                  Government            issued or guaranteed by foreign governments.
                  Bond Fund*
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG High Yield Bond    income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        high yielding high risk fixed income securities.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks the highest possible total return and       American General      American General
                  AG Strategic Bond     income consistent with conservation of capital    Advisers              Investment
                  Fund**                through investment in a diversified portfolio of                        Management, L.P.
                                        income producing securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Dreyfus Basic GNMA    The Fund seeks a high level of current income as  The Dreyfus           N/A
                  Fund                  is consistent with the preservation of capital.   Corporation
                                        To pursue this goal, the Fund normally invests
                                        at least 65% of its net assets in GNMA
                                        certificates (popularly called "Ginnie Maes"),
                                        which are guaranteed as to timely payment of
                                        principal and interest by the Government
                                        National Mortgage Association.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   Wellington            N/A
                  Corporate Fund        with the maintenance of principal and liquidity   Management
                                        by investing in a diversified portfolio of        Company, LLP
                                        investment grade corporate and Government bonds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard Long-Term    Seeks a high level of current income consistent   The Vanguard Group    N/A
                  Treasury Fund         with the maintenance of principal and liquidity
                                        by investing at least 85% of its total assets in
                                        long-term securities backed by the full faith
                                        and credit of the U.S. Government.
 -----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY        North American -      Seeks growth of capital through investment,       American General      N/A
 FUNDS            AG Social             primarily in common stocks, in companies which    Advisers
                  Awareness Fund*       meet the social criteria established for the
                                        Fund.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      The Fund seeks long-term capital growth. The      American General      T. Rowe Price
                  T. Rowe Price Health  Fund pursues long- term capital appreciation by   Advisers              Associates, Inc.
                  Sciences Fund*        normally investing at least 65% of total assets
                                        in the common stocks of companies engaged in the
                                        research, development, production, or
                                        distribution of products or services related to
                                        health care, medicine, or the life sciences
                                        (collectively termed "health sciences").
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks long-term growth of capital through         American General      T. Rowe Price
                  T. Rowe Price         investment primarily in the common stocks and     Advisers              Associates, Inc.
                  Science &             equity-related securities of companies that are
                  Technology            expected to benefit from the development,
                  Fund*                 advancement and use of science and technology.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT      INVESTMENT
                  OPTIONS               OBJECTIVE                                         ADVISER               SUB-ADVISER
 -----------------------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth of capital through investment,       American General      N/A
                  AG Socially           primarily in equity securities, in companies      Advisers
                  Responsible           which meet the social criteria established for
                  Fund**                the Fund.
 -----------------------------------------------------------------------------------------------------------------------------------
 MONEY            North American -      Seeks liquidity, protection of capital and        American General      N/A
 MARKET           AG 1 Money            current income through investments in short-term  Advisers
 FUNDS            Market Fund*          money market instruments.
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks liquidity, protection of capital and        American General      N/A
                  AG 2 Money Market     current income through investments in short-term  Advisers
                  Fund**                money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------
 LIFESTYLE        North American -      Seeks current income and low to moderate growth   American General      N/A
 FUNDS            AG Conservative       of capital through investments in NAFVPS I or     Advisers
                  Growth                NAFVPS II Funds.
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth through investments in NAFVPS I or   American General      N/A
                  AG Aggressive         NAFVPS II Funds.                                  Advisers
                  Growth Lifestyle
                  Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  North American -      Seeks growth and current income through           American General      N/A
                  AG Moderate Growth    investments in NAFVPS I or NAFVPS II Funds.       Advisers
                  Lifestyle Fund**
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks current income and low to moderate growth   Vanguard              N/A
                  LifeStrategy          of capital by investing in a relatively fixed
                  Conservative          combination of other Vanguard funds.
                  Growth Fund
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital and some current income   Vanguard              N/A
                  LifeStrategy Growth   by investing in a relatively fixed combination
                  Fund                  of other Vanguard funds.
                  ------------------------------------------------------------------------------------------------------------------
                  Vanguard              Seeks growth of capital and a low to moderate     Vanguard              N/A
                  LifeStrategy          level of current income by investing in a
                  Moderate Growth       relatively fixed combination of other Vanguard
                  Fund                  funds.
 -----------------------------------------------------------------------------------------------------------------------------------
 ASSET            North American -      Seeks maximum aggregate rate of return over the   American General      N/A
 ALLOCATION       AG Asset              long-term through controlled investment risk by   Advisers
 FUNDS            Allocation Fund*      adjusting its investment mix among stocks,
                                        long-term debt securities and short-term money
                                        market securities.
                  ------------------------------------------------------------------------------------------------------------------
                  Templeton Asset       Seeks high total return through investments in    Templeton Investment  N/A
                  Strategy              equity securities of companies in any country,    Counsel, Inc.
                  Fund -- Class 1***    debt securities of companies and governments of
                                        any country, and money market instruments.
 -----------------------------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.
***  A series of Franklin Templeton Variable Insurance Products Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000          DECEMBER 31, 1999         JANUARY 4, 1999
                                    ------------------------   ------------------------   -------------------
                                     PURCHASE                   PURCHASE                  PURCHASE   PURCHASE
                                       UNITS       PURCHASE       UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE     UNIT VALUE    IN FORCE     UNIT VALUE   IN FORCE   VALUE(1)
                                    -----------   ----------   -----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............  52,959,577   $4.029885     61,240,667   $4.174280        --         --
North American - AG Capital
  Conservation Division 7..........  20,656,355   $2.223456     24,749,727   $2.056559        --         --
North American - AG Government
  Securities Division 8............  39,203,845   $2.272280     45,292,728   $2.032753        --         --
North American Core Equity Division
  15............................... 397,168,720   $2.395821    460,108,285   $2.582249        --         --
North American - AG Growth & Income
  Division 16...................... 110,018,242   $2.362641    124,329,201   $2.676995        --         --
North American - AG International
  Equities Division 11.............  83,339,570   $1.523254     94,415,343   $1.860227        --         --
North American - AG International
  Government Bond Division 13......  71,084,248   $1.531714     90,136,603   $1.609098        --         --
North American - AG MidCap Index
  Division 4(2).................... 146,197,467   $6.604931    151,288,816   $5.721920        --         --
North American - AG 1 Money Market
  Division 6....................... 240,116,959   $1.896980    233,940,123   $1.807351        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17...................... 594,274,024   $4.173326    517,699,561   $6.398997        --         --
North American - AG Small Cap Index
  Division 14......................  90,786,183   $2.413234     94,031,183   $2.522643        --         --
North American - AG Social
  Awareness Division 12............ 130,333,155   $3.921948    136,226,993   $4.419383        --         --
North American - AG Stock Index
  Division 10...................... 783,994,005   $5.112722    766,975,696   $5.696582        --         --
American Century Ultra Division
  31............................... 551,791,383   $1.871523    411,119,880   $2.359768        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....   3,163,014   $1.337269        203,221   $1.306897        --         --
North American - AG Core Bond
  Division 58......................     814,285   $1.087157         54,349   $1.009692        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....   3,064,339   $1.427592        139,443   $1.538200        --         --
North American - AG High Yield Bond
  Division 60......................     431,009   $1.003958        136,423   $1.075994        --         --
North American International Growth
  Division 33......................   3,937,263   $1.360503        167,387   $1.634943        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....   2,191,030   $1.280697        519,825   $1.667518        --         --
North American - State Street Large
  Cap Value Division 40............   1,132,534   $1.365378        216,072   $1.302905        --         --
North American - INVESCO MidCap
  Growth Division 37...............   3,354,590   $1.416916        477,094   $1.423173        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........   6,374,398   $1.947321        223,437   $1.521699        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............   5,035,039   $1.379301        215,575   $1.397661        --         --
North American - AG 2 Money Market
  Division 44......................  14,885,109   $1.108904      4,089,393   $1.053624        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........   2,825,155   $1.780869        298,665   $2.272711        --         --
North American Small Cap Value
  Division 36......................   2,215,195   $1.309775        166,013   $1.080558        --         --
North American - AG Socially
  Responsible Division 41..........     821,758   $1.349146        282,396   $1.497374        --         --
North American - AG Strategic Bond
  Division 59......................     212,572   $1.097204          2,324   $1.081981        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................     131,471   $1.054115            175   $1.132919        --      $1.00
  Evergreen Small Cap Value
    Division 55....................     714,494   $1.171563            244   $0.995515        --      $1.00
  Evergreen Value Division 57......     279,779   $1.118722          4,240   $1.034113        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)............... 120,660,042   $2.038817    137,266,658   $2.058095        --         --
Putnam Global Growth -- Class A
  Division 28...................... 293,990,642   $1.715894    181,916,991   $2.465895        --         --
Putnam New Opportunities -- Class A
  Division 26...................... 529,608,595   $1.737310    386,064,440   $2.376261        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27.............. 328,139,044   $1.162947    170,725,977   $2.408872        --         --
Templeton Foreign -- Class A
  Division 32...................... 218,992,832   $1.405534    219,168,378   $1.479830        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............   1,431,730   $1.174234        554,101   $1.153827        --         --
Vanguard LifeStrategy Growth
  Division 52......................   7,294,970   $1.263800      1,591,689   $1.352880        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............   3,343,004   $1.218136      1,354,406   $1.244955        --         --
Vanguard Long-Term Corporate
  Division 22......................  48,181,776   $1.304716     49,616,245   $1.179657        --         --
Vanguard Long-Term Treasury
  Division 23...................... 127,031,428   $1.411710    110,102,115   $1.191635        --         --
Vanguard Wellington Division 25.... 294,438,826   $1.667267    328,701,408   $1.528992        --         --
Vanguard Windsor II Division 24.... 378,017,315   $1.807556    426,529,299   $1.566008        --         --

                                        DECEMBER 31, 1998
                                     ------------------------   SEPTEMBER 22,
                                      PURCHASE                       1998
                                        UNITS       PURCHASE       PURCHASE
                                      IN FORCE     UNIT VALUE   UNIT VALUE(1)
                                     -----------   ----------   --------------
North American - AG Asset
  Allocation Division 5............   60,237,818   $3.772519     $  3.401223
North American - AG Capital
  Conservation Division 7..........   28,751,662   $2.085846     $  2.048533
North American - AG Government
  Securities Division 8............   53,729,671   $2.111727     $  2.098372
North American Core Equity Division
  15...............................  494,997,997   $2.428587     $  1.923891
North American - AG Growth & Income
  Division 16......................  129,550,695   $2.201234     $  1.772957
North American - AG International
  Equities Division 11.............  101,811,751   $1.454644     $  1.205200
North American - AG International
  Government Bond Division 13......   97,473,851   $1.728006     $  1.653681
North American - AG MidCap Index
  Division 4(2)....................  169,039,887   $5.029093     $  3.941295
North American - AG 1 Money Market
  Division 6.......................  147,547,688   $1.742617     $  1.723944
North American - T. Rowe Price
  Science & Technology
  Division 17......................  418,601,069   $3.216190     $  2.208120
North American - AG Small Cap Index
  Division 14......................  107,321,015   $2.100506     $  1.804083
North American - AG Social
  Awareness Division 12............  114,382,494   $3.762308     $  3.138915
North American - AG Stock Index
  Division 10......................  691,680,049   $4.772052     $  3,972280
American Century Ultra Division
  31...............................  209,221,513   $1.685503     $  1.373875
North American - AG Conservative
  Growth Lifestyle Division 50.....           --   $1.162045     $  1.025412
North American - AG Core Bond
  Division 58......................           --   $1.029153     $  1.012421
North American - AG Aggressive
  Growth Lifestyle Division 48.....           --   $1.192541     $  1.014416
North American - AG High Yield Bond
  Division 60......................           --   $1.053096     $  1.000425
North American International Growth
  Division 33......................           --   $1.051722     $  0.941455
North American - Goldman Sachs
  Large Cap Growth Division 39.....           --   $1.240768     $  1.011419
North American - State Street Large
  Cap Value Division 40............           --   $1.246581     $  1.070388
North American - INVESCO MidCap
  Growth Division 37...............           --   $1.347693     $  1.069389
North American - Neuberger Berman
  MidCap Value Division 38.........           --   $1.254723     $  1.049399
North American - AG Moderate Growth
  Lifestyle Division 49............           --   $1.185441     $  1.025411
North American - AG 2 Money Market
  Division 44......................           --   $1.013309     $  1.002329
North American - J.P. Morgan Small
  Cap Growth Division 35...........           --   $1.349354     $  1.075387
North American Small Cap Value
  Division 36......................           --   $1.165259     $  1.035409
North American - AG Socially
  Responsible Division 41..........           --   $1.277759     $  1.065392
North American - AG Strategic Bond
  Division 59......................           --   $1.049867     $  1.011421
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................           --          --              --
  Evergreen Small Cap Value
    Division 55....................           --          --              --
  Evergreen Value Division 57......           --          --              --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  190,963,707   $1.695764     $  1.403278
Putnam Global Growth -- Class A
  Division 28......................  101,468,260   $1.512865     $  1.237343
Putnam New Opportunities -- Class A
  Division 26......................  280,523,297   $1,415175     $  1.109266
Putnam OTC & Emerging Growth --
  Class A Division 27..............  129,463,792   $1.072660     $  0.839928
Templeton Foreign -- Class A
  Division 32......................  198,626,024   $1.069704     $  0.923717
Vanguard LifeStrategy Conservative
  Growth Division 54...............           --   $1.084026     $  1.006776
Vanguard LifeStrategy Growth
  Division 52......................           --   $1.168111     $  1.006276
Vanguard LifeStrategy Moderate
  Growth Division 53...............           --   $1.125919     $  1.002175
Vanguard Long-Term Corporate
  Division 22......................   44,122,646   $1.271278     $  1.253982
Vanguard Long-Term Treasury
  Division 23......................   86,673,300   $1.318263     $  1.310099
Vanguard Wellington Division 25....  253,840,498   $1.482836     $  1.380127
Vanguard Windsor II Division 24....  372,737,595   $1.683226     $  1.475161

-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.

- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.

- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.

- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.

- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS

There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.

Instructions for transfers or reallocations may be made via the internet as follows:

- Log on to www.valic.com

- Click "View Your Account Here" and log into VALIC Online

- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

- Select the desired account, input the transaction request, then click
  "Continue"

- Review your transaction request for accuracy and then click "Continue" to submit to VALIC

Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:

- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone

- Press 1 for "Account Inquiries and Transaction Requests"

- Enter your Social Security Number and personal identification number (PIN)

- Select the desired account and press 2 for an asset transfer or allocation change

- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------
Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792

- Enter your Social Security Number

- You may use the automated telephone system or speak with a Client Service Professional

You may also send written instructions by completing a VALIC form for transfers or reallocations:

- Written instructions should be sent to VALIC's Home Office

- A VALIC financial change form is required

- Written instructions are required if you are requesting a transfer to or from the MVA Option

- Written instructions are required if you have notified us not to accept telephone instructions

- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.

You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the

---------------------------------------------------
  deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09% and 5.47%, respectively.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22% and 5.62%, respectively.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract for Variable Account Option Changes;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

VARIABLE ACCOUNT OPTION CHANGES

We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

[LOGO]
                                                        PRIVACY  NOTICE

YOUR PRIVACY
    IS IMPORTANT

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information -- information about you that is not publicly available -- we may collect, how we use it and how we protect your privacy.


AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS

- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.

- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

-  OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.


QUESTIONS
    AND ANSWERS
    that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

   -  Information provided to us, such as on applications or other forms.

   -  Information about transactions with us, our affiliates or third parties.

   - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

    (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.


DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

       THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS
             NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS
                      NOTICE FOR YOUR PERSONAL FILES.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

   AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance Company - North American Funds - North Central Life Insurance Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company
   - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
       Return and Annual and Cumulative Change
       in Purchase Unit Value Tables............          21
    Table I:  Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Separate Account
       Division Inception to December 31,
       2000)....................................          22
    Table II: Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          25
    Table III: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Separate
       Account Division Inception to December
       31, 2000)................................          28
    Table IV: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Underlying
       Fund Inception to December 31, 2000).....          31
    Table V: Cumulative Return with No Surrender
       Charge or Account Maintenance Fee Imposed
       (from Separate Account Division Inception
       to December 31, 2000)....................          34
    Table VI: Cumulative Return with No
       Surrender Charge or Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          37
    Table VII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Separate Account Division
       Inception)...............................          40
    Table VIII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Underlying Fund
       Inception)...............................          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
       Value....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542

[LOGO]
AMERICAN
GENERAL
FINANCIAL GROUP

The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group(SM) is the marketing
name for and service mark owned and used by
American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
VA 10855   REV 05/01

                                 [PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY]
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.20-13.20

                                                                      Prospectus
                                                                     May 1, 2001

                                              [AMERICAN GENERAL FINANCIAL GROUP]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A
FOR SERIES 1.20 TO 13.20                                             May 1, 2001

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Series 1.20 to
12.20 consists of group variable annuity contracts that are offered by VALIC to participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer's plan. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................          11
SELECTED PURCHASE UNIT DATA..................          18
GENERAL INFORMATION..........................          19
    About Portfolio Director.................          19
    About VALIC..............................          19
    About VALIC Separate Account A...........          19
    Units of Interests.......................          20
    Distribution of the Contracts............          20
VARIABLE ACCOUNT OPTIONS.....................          20
PURCHASE PERIOD..............................          21
    Purchase Payments........................          21
    Purchase Units...........................          22
    Calculation of Purchase Unit Value.......          22
    Choosing Investment Options..............          23
      Fixed Account Options..................          23
      Variable Account Options...............          23
    Stopping Purchase Payments...............          23
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          24
    During the Purchase Period...............          24
    During the Payout Period.................          24
    Communicating Transfer or Reallocation
      Instructions...........................          24
    Effective Date of Transfer...............          25
    Market Timing............................          25
FEES AND CHARGES.............................          25
    Account Maintenance Fee..................          25
    Surrender Charge.........................          26
      Amount of Surrender Charge.............          26
      10% Free Withdrawal....................          26
      Exceptions to Surrender Charge.........          26
    Premium Tax Charge.......................          26
    Separate Account Charges.................          27
    Fund Annual Expense Charges..............          27
    Other Tax Charges........................          27
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          27
    Separate Account Expense Reimbursement...          28
    Market Value Adjustment..................          28
PAYOUT PERIOD................................          29
    Fixed Payout.............................          29
    Variable Payout..........................          29
    Combination Fixed and Variable Payout....          29
    Payout Date..............................          29
    Payout Options...........................          29
    Enhancements to Payout Options...........          30
    Payout Information.......................          30
SURRENDER OF ACCOUNT VALUE...................          31
    When Surrenders Are Allowed..............          31
    Surrender Process........................          31
    Amount That May Be Surrendered...........          31
    Surrender Restrictions...................          31
    Partial Surrenders.......................          32
    Systematic Withdrawals...................          32
    Distributions Required by Federal Tax
      Law....................................          32
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          32
    Restrictions on Exchange Privilege.......          32
    Taxes and Conversion Costs...............          33
    Surrender Charges........................          33
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          33
    Comparison of Contracts..................          33
    Features of Portfolio Director...........          34
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          34
DEATH BENEFITS...............................          35
    The Process..............................          35
    Beneficiary Information..................          35
    Special Information for Individual
      Non-Tax Qualified Contracts............          35
    During the Purchase Period...............          35
      Interest Guaranteed Death Benefit......          35
      Standard Death Benefit.................          36
    During the Payout Period.................          36
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          36
    Types of Investment Performance
      Information Advertised.................          36
      Total Return Performance Information...          37
        Standard Average Annual Total
          Return.............................          37
        Nonstandard Average Annual Total
          Return.............................          37
        Cumulative Total Return..............          37
        Annual Change in Purchase Unit
          Value..............................          37
        Cumulative Change in Purchase Unit
          Value..............................          37
        Total Return Based on Different
          Investment Amounts.................          37
        An Assumed Account Value of
          $10,000............................          38
    Yield Performance Information............          38
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          38
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          38
OTHER CONTRACT FEATURES......................          38
    Changes That May Not Be Made.............          38
    Change of Beneficiary....................          38
    Contingent Owner.........................          38
    Cancellation -- The 20 Day "Free Look"...          39
    We Reserve Certain Rights................          39
    Variable Account Option Changes..........          39
    Relationship to Employer's Plan..........          39
VOTING RIGHTS................................          39
    Who May Give Voting Instructions.........          39
    Determination of Fund Shares Attributable
      to Your Account........................          40
      During Purchase Period.................          40
      During Payout Period or after a Death
        Benefit Has Been Paid................          40
    How Fund Shares Are Voted................          40
FEDERAL TAX MATTERS..........................          40
    Type of Plans............................          40
    Tax Consequences in General..............          41
    Effect of Tax-Deferred Accumulations.....          41
PRIVACY NOTICE...............................          43

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:

DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       24

Annuitant..........................       35

Assumed Investment Rate............       29

Beneficiary........................       35

Contract Owner.....................       35

Divisions..........................       36

Fixed Account Options..............       35

Home Office........................       24

Mutual Fund or Fund................       19

Participant........................       01

Participant Year...................       26

Payout Period......................       24

Payout Unit........................       29

Proof of Death.....................       35

Purchase Payments..................     21, 36

Purchase Period....................       24

Purchase Unit......................       22

VALIC Separate Account A...........       39

Variable Account Options...........     20, 35

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE                                                      SERIES 1.20-12.20
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):

                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.55%                --            0.80%
    North American - AG Capital Conservation Fund                0.25             0.55                 --            0.80
    North American - AG Government Securities Fund               0.25             0.55                 --            0.80
    North American - AG Growth & Income Fund                     0.25             0.55                 --            0.80
    North American - AG International Equities Fund              0.25             0.55                 --            0.80
    North American - AG International Government Bond Fund       0.25             0.55                 --            0.80
    North American - AG MidCap Index Fund                        0.25             0.55                 --            0.80
    North American - AG 1 Money Market Fund                      0.25             0.55                 --            0.80
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.55                 --            0.80
    North American - AG Small Cap Index Fund                     0.25             0.55                 --            0.80
    North American - AG Social Awareness Fund                    0.25             0.55                 --            0.80
    North American - AG Stock Index Fund                         0.25             0.55                 --            0.80
    North American - American Century Income & Growth Fund       0.25             0.55                 --            0.80
    North American - American Century International Growth
      Fund                                                       0.25             0.55                 --            0.80
    North American Core Equity Fund                              0.25             0.55                 --            0.80
    North American - Founders Large Cap Growth Fund              0.25             0.55                 --            0.80
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.55                 --            0.80
    North American - Putnam Opportunities Fund                   0.25             0.55                 --            0.80
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.55                 --            0.80
    North American - T. Rowe Price Health Sciences Fund          0.25             0.55                 --            0.80
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.55                 --            0.80
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.55              (0.25%)          0.55
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.55              (0.25)           0.55
    North American - AG Core Bond Fund                           0.25             0.55              (0.25)           0.55
    North American - AG High Yield Bond Fund                     0.25             0.55              (0.25)           0.55
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.55              (0.25)           0.55
    North American - AG 2 Money Market Fund                      0.25             0.55              (0.25)           0.55
    North American - AG Socially Responsible Fund                0.25             0.55              (0.25)           0.55
    North American - AG Strategic Bond Fund                      0.25             0.55              (0.25)           0.55
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.55              (0.25)           0.55
    North American International Growth Fund                     0.25             0.55              (0.25)           0.55
    North American - INVESCO MidCap Growth Fund                  0.25             0.55              (0.25)           0.55
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.55              (0.25)           0.55
    North American - Neuberger Berman MidCap Value Fund          0.25             0.55              (0.25)           0.55
    North American Small Cap Value Fund                          0.25             0.55              (0.25)           0.55
    North American - State Street Large Cap Value Fund           0.25             0.55              (0.25)           0.55
  American Century Ultra Fund                                    0.25             0.80              (0.21)           0.84
  Ariel Appreciation Fund                                        0.25             0.80              (0.25)           0.80
  Ariel Fund                                                     0.25             0.80              (0.25)           0.80
  Dreyfus Basic GNMA Fund                                        0.25             0.80              (0.25)           0.80
  Evergreen Growth and Income Fund, Class A                      0.25             0.80              (0.25)           0.80
  Evergreen Small Cap Value Fund, Class A                        0.25             0.80              (0.25)           0.80
  Evergreen Value Fund, Class A                                  0.25             0.80              (0.25)           0.80
  Evergreen Special Equity Fund, Class A                         0.25             0.80              (0.25)           0.80
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.80              (0.25)           0.80
  Janus Adviser Worldwide Fund                                   0.25             0.80              (0.25)           0.80
  Janus Fund                                                     0.25             0.80              (0.25)           0.80
  Lou Holland Growth Fund                                        0.25             0.80              (0.25)           0.80
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.80              (0.25)           0.80
  Putnam Global Growth Fund, Class A                             0.25             0.80              (0.25)           0.80
  Putnam New Opportunities Fund, Class A                         0.25             0.80              (0.25)           0.80
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.80              (0.25)           0.80
  Sit Mid Cap Growth Fund                                        0.25             0.80              (0.25)           0.80
  Sit Small Cap Growth Fund                                      0.25             0.80              (0.25)           0.80
  Templeton Asset Strategy Fund, Class 1                         0.25             0.80                 --            1.05
  Templeton Foreign Fund, Class A                                0.25             0.80              (0.25)           0.80
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             0.80                 --            1.05
  Vanguard LifeStrategy Growth Fund                              0.25             0.80                 --            1.05
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             0.80                 --            1.05
  Vanguard Long - Term Corporate Fund (5)                        0.25             0.80              (0.25)           0.80
  Vanguard Long - Term Treasury Fund (5)                         0.25             0.80              (0.25)           0.80
  Vanguard Wellington Fund                                       0.25             0.80                 --            1.05
  Vanguard Windsor II Fund                                       0.25             0.80                 --            1.05
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.80              (0.25)           0.80

FEE TABLE -- (CONTINUED)                                            SERIES 13.20
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):

                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Government Securities Fund               0.25%            0.55%                --            0.80%
    North American - AG Growth & Income Fund                     0.25             0.55                 --            0.80
    North American - AG International Equities Fund              0.25             0.55                 --            0.80
    North American - AG MidCap Index Fund                        0.25             0.55                 --            0.80
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.55                 --            0.80
    North American - AG Small Cap Index Fund                     0.25             0.55                 --            0.80
    North American - AG Social Awareness Fund                    0.25             0.55                 --            0.80
    North American - AG Stock Index Fund                         0.25             0.55                 --            0.80
    North American - American Century Income & Growth Fund       0.25             0.55                 --            0.80
    North American - American Century International Growth
      Fund                                                       0.25             0.55                 --            0.80
    North American Core Equity Fund                              0.25             0.55                 --            0.80
    North American - Founders Large Cap Growth Fund              0.25             0.55                 --            0.80
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.55                 --            0.80
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.55                 --            0.80
    North American - T. Rowe Price Health Sciences Fund          0.25             0.55                 --            0.80
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.55                 --            0.80
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.55              (0.25%)          0.55
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.55              (0.25)           0.55
    North American - AG Core Bond Fund                           0.25             0.55              (0.25)           0.55
    North American - AG High Yield Bond Fund                     0.25             0.55              (0.25)           0.55
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.55              (0.25)           0.55
    North American - AG 2 Money Market Fund                      0.25             0.55              (0.25)           0.55
    North American - AG Strategic Bond Fund                      0.25             0.55              (0.25)           0.55
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.55              (0.25)           0.55
    North American International Growth Fund                     0.25             0.55              (0.25)           0.55
    North American - INVESCO MidCap Growth Fund                  0.25             0.55              (0.25)           0.55
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.55              (0.25)           0.55
    North American - Neuberger Berman MidCap Value Fund          0.25             0.55              (0.25)           0.55
    North American Small Cap Value Fund                          0.25             0.55              (0.25)           0.55
  American Century Ultra Fund                                    0.25             0.80              (0.21)           0.84
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.80              (0.25)           0.80
  Janus Adviser Worldwide Fund                                   0.25             0.80              (0.25)           0.80
  Janus Fund                                                     0.25             0.80              (0.25)           0.80
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.80              (0.25)           0.80
  Putnam Global Growth Fund, Class A                             0.25             0.80              (0.25)           0.80
  Putnam New Opportunities Fund, Class A                         0.25             0.80              (0.25)           0.80
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.80              (0.25)           0.80
  Sit Small Cap Growth Fund                                      0.25             0.80              (0.25)           0.80
  Templeton Foreign Fund, Class A                                0.25             0.80              (0.25)           0.80
  Vanguard Windsor II Fund                                       0.25             0.80                 --            1.05
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.80              (0.25)           0.80

FEE TABLE -- (CONTINUED)                                       SERIES 1.20-12.20
------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

FEE TABLE -- (CONTINUED)                                            SERIES 13.20
------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Government Securities Fund                  0.50%           --           0.09%            0.59%
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

FEE TABLE -- (CONTINUED)                                       SERIES 1.20-13.20
------------------------------------------------------------------
------

                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

SERIES 1.20-12.20
------------------------------------------------------------------

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $14         $45         $ 78        $171
  North American - AG Capital Conservation Fund                    14          45           78         171
  North American - AG Government Securities Fund                   14          45           78         171
  North American - AG Growth & Income Fund                         17          53           92         200
  North American - AG International Equities Fund                  13          41           71         156
  North American - AG International Government Bond Fund           14          44           76         168
  North American - AG MidCap Index Fund                            13          39           68         150
  North American - AG 1 Money Market Fund                          15          45           78         172
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           14          44           75         166
  North American - AG Small Cap Index Fund                         13          40           70         154
  North American - AG Social Awareness Fund                        14          45           78         171
  North American - AG Stock Index Fund                             12          38           65         144
  North American - American Century Income & Growth Fund           17          53           91         198
  North American - American Century International Growth
    Fund                                                           19          60          102         222
  North American Core Equity Fund                                  17          53           92         200
  North American - Founders Large Cap Growth Fund                  19          60          102         222
  North American - Founders/T. Rowe Price Small Cap Fund           18          56           97         210
  North American - Putnam Opportunities Fund                       19          59          102         221
  North American - T. Rowe Price Blue Chip Growth Fund             18          55           94         205
  North American - T. Rowe Price Health Sciences Fund              20          61          105         226
  North American - T. Rowe Price Science & Technology Fund         19          58           99         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              7          22           38          86
  North American - AG Conservative Growth Lifestyle Fund            7          22           38          86
  North American - AG Core Bond Fund                               14          43           74         163
  North American - AG High Yield Bond Fund                         16          50           86         188
  North American - AG Moderate Growth Lifestyle Fund                7          22           38          86
  North American - AG 2 Money Market Fund                          12          36           63         140
  North American - AG Socially Responsible Fund                    12          36           63         140
  North American - AG Strategic Bond Fund                          15          47           81         177
  North American - Goldman Sachs Large Cap Growth Fund             15          45           78         172
  North American International Growth Fund                         16          50           87         190
  North American - INVESCO MidCap Growth Fund                      15          45           78         172
  North American - J.P. Morgan Small Cap Growth Fund               18          55           95         206
  North American - Neuberger Berman MidCap Value Fund              17          52           89         194
  North American Small Cap Value Fund                              16          49           84         183
  North American - State Street Large Cap Value Fund               14          44           76         168
American Century Ultra Fund                                        19          59          101         219
Ariel Appreciation Fund                                            22          67          115         248
Ariel Fund                                                         21          65          112         241
Dreyfus Basic GNMA Fund                                            15          47           81         178
Evergreen Growth and Income Fund, Class A                          23          70          120         258
Evergreen Small Cap Value Fund, Class A                            24          75          129         275
Evergreen Value Fund, Class A                                      19          59          101         219
Evergreen Special Equity Fund, Class A                             25          76          130         277
INVESCO Blue Chip Growth Fund, Investor Class                      19          59          101         220
Janus Adviser Worldwide Fund                                       21          64          110         237
Janus Fund                                                         17          53           92         200
Lou Holland Growth Fund                                            22          68          117         252
MAS Mid Cap Growth Portfolio, Adviser Class                        17          54           93         202
Putnam Global Growth Fund, Class A                                 19          60          103         223
Putnam New Opportunities Fund, Class A                             17          53           92         201
Putnam OTC & Emerging Growth Fund, Class A                         18          56           96         208
Sit Mid Cap Growth Fund                                            21          65          112         242
Sit Small Cap Growth Fund                                          24          73          125         267
Templeton Asset Strategy Fund, Class 1                             19          60          102         222
Templeton Foreign Fund, Class A                                    20          62          107         232
Vanguard LifeStrategy Conservative Growth Fund                     11          35           60         133
Vanguard LifeStrategy Growth Fund                                  11          35           60         133
Vanguard LifeStrategy Moderate Growth Fund                         11          35           60         133
Vanguard Long-Term Corporate Fund                                  12          37           64         141
Vanguard Long-Term Treasury Fund                                   11          36           62         137
Vanguard Wellington Fund                                           15          45           78         172
Vanguard Windsor II Fund                                           15          46           80         175
Warburg Pincus Small Company Growth Fund, Common Class             23          70          120         257

SERIES 13.20
------------------------------------------------------------------

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Government Securities Fund                  $14         $45         $ 78        $171
  North American - AG Growth & Income Fund                         17          53           92         200
  North American - AG International Equities Fund                  13          41           71         156
  North American - AG MidCap Index Fund                            13          39           68         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           14          44           75         166
  North American - AG Small Cap Index Fund                         13          40           70         154
  North American - AG Social Awareness Fund                        14          45           78         171
  North American - AG Stock Index Fund                             12          38           65         144
  North American - American Century Income & Growth Fund           17          53           91         198
  North American - American Century International Growth
    Fund                                                           19          60          102         222
  North American Core Equity Fund                                  17          53           92         200
  North American - Founders Large Cap Growth Fund                  19          60          102         222
  North American - Founders/T. Rowe Price Small Cap Fund           18          56           97         210
  North American - T. Rowe Price Blue Chip Growth Fund             18          55           94         205
  North American - T. Rowe Price Health Sciences Fund              20          61          105         226
  North American - T. Rowe Price Science & Technology Fund         19          58           99         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              7          22           38          86
  North American - AG Conservative Growth Lifestyle Fund            7          22           38          86
  North American - AG Core Bond Fund                               14          43           74         163
  North American - AG High Yield Bond Fund                         16          50           86         188
  North American - AG Moderate Growth Lifestyle Fund                7          22           38          86
  North American - AG 2 Money Market Fund                          12          36           63         140
  North American - AG Strategic Bond Fund                          15          47           81         177
  North American - Goldman Sachs Large Cap Growth Fund             15          45           78         172
  North American International Growth Fund                         16          50           87         190
  North American - INVESCO MidCap Growth Fund                      15          45           78         172
  North American - J.P. Morgan Small Cap Growth Fund               18          55           95         206
  North American - Neuberger Berman MidCap Value Fund              17          52           89         194
  North American Small Cap Value Fund                              16          49           84         183
American Century Ultra Fund                                        19          59          101         219
INVESCO Blue Chip Growth Fund, Investor Class                      19          59          101         220
Janus Adviser Worldwide Fund                                       21          64          110         237
Janus Fund                                                         17          53           92         200
MAS Mid Cap Growth Portfolio, Adviser Class                        17          54           93         202
Putnam Global Growth Fund, Class A                                 19          60          103         223
Putnam New Opportunities Fund, Class A                             17          53           92         201
Putnam OTC & Emerging Growth Fund, Class A                         18          56           96         208
Sit Small Cap Growth Fund                                          24          73          125         267
Templeton Foreign Fund, Class A                                    20          62          107         232
Vanguard Windsor II Fund                                           15          46           80         175
Warburg Pincus Small Company Growth Fund, Common Class             23          70          120         257

SERIES 1.20-12.20
------------------------------------------------------------------

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $61         $ 95        $128        $171
  North American - AG Capital Conservation Fund                    61           95         128         171
  North American - AG Government Securities Fund                   61           95         128         171
  North American - AG Growth & Income Fund                         64          103         142         200
  North American - AG International Equities Fund                  60           91         121         156
  North American - AG International Government Bond Fund           61           94         126         168
  North American - AG MidCap Index Fund                            59           89         118         150
  North American - AG 1 Money Market Fund                          61           95         128         172
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           61           94         125         166
  North American - AG Small Cap Index Fund                         60           90         120         154
  North American - AG Social Awareness Fund                        61           95         128         171
  North American - AG Stock Index Fund                             59           88         115         144
  North American - American Century Income & Growth Fund           63          102         141         198
  North American - American Century International Growth
    Fund                                                           66          109         152         222
  North American Core Equity Fund                                  64          103         142         200
  North American - Founders Large Cap Growth Fund                  66          109         152         222
  North American - Founders/T. Rowe Price Small Cap Fund           65          106         147         210
  North American - Putnam Opportunities Fund                       66          109         152         221
  North American - T. Rowe Price Blue Chip Growth Fund             64          104         144         205
  North American - T. Rowe Price Health Sciences Fund              66          110         155         226
  North American - T. Rowe Price Science & Technology Fund         65          107         149         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             54           72          88          86
  North American - AG Conservative Growth Lifestyle Fund           54           72          88          86
  North American - AG Core Bond Fund                               60           93         124         163
  North American - AG High Yield Bond Fund                         63          100         136         188
  North American - AG Moderate Growth Lifestyle Fund               54           72          88          86
  North American - AG 2 Money Market Fund                          58           86         113         140
  North American - AG Socially Responsible Fund                    58           86         113         140
  North American - AG Strategic Bond Fund                          62           97         131         177
  North American - Goldman Sachs Large Cap Growth Fund             61           95         128         172
  North American International Growth Fund                         63          100         137         190
  North American - INVESCO MidCap Growth Fund                      61           95         128         172
  North American - J.P. Morgan Small Cap Growth Fund               64          105         145         206
  North American - Neuberger Berman MidCap Value Fund              63          101         139         194
  North American Small Cap Value Fund                              62           98         134         183
  North American - State Street Large Cap Value Fund               61           94         126         168
American Century Ultra Fund                                        65          108         151         219
Ariel Appreciation Fund                                            68          116         165         248
Ariel Fund                                                         67          114         162         241
Dreyfus Basic GNMA Fund                                            62           97         131         178
Evergreen Growth and Income Fund, Class A                          69          119         170         258
Evergreen Small Cap Value Fund, Class A                            71          124         179         275
Evergreen Value Fund, Class A                                      65          108         151         219
Evergreen Special Equity Fund, Class A                             71          124         180         277
INVESCO Blue Chip Growth Fund, Investor Class                      65          108         151         220
Janus Adviser Worldwide Fund                                       67          113         160         237
Janus Fund                                                         64          103         142         200
Lou Holland Growth Fund                                            68          117         167         252
MAS Mid Cap Growth Portfolio, Adviser Class                        64          103         143         202
Putnam Global Growth Fund, Class A                                 66          109         153         223
Putnam New Opportunities Fund, Class A                             64          103         142         201
Putnam OTC & Emerging Growth Fund, Class A                         64          105         146         208
Sit Mid Cap Growth Fund                                            67          114         162         242
Sit Small Cap Growth Fund                                          70          122         175         267
Templeton Asset Strategy Fund, Class 1                             66          109         152         222
Templeton Foreign Fund, Class A                                    67          112         157         232
Vanguard LifeStrategy Conservative Growth Fund                     58           85         110         133
Vanguard LifeStrategy Growth Fund                                  58           85         110         133
Vanguard LifeStrategy Moderate Growth Fund                         58           85         110         133
Vanguard Long-Term Corporate Fund                                  58           87         114         141
Vanguard Long-Term Treasury Fund                                   58           86         112         137
Vanguard Wellington Fund                                           61           95         128         172
Vanguard Windsor II Fund                                           61           96         130         175
Warburg Pincus Small Company Growth Fund, Common Class             69          119         170         257

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SERIES 13.20
------------------------------------------------------------------

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Government Securities Fund                  $61         $ 95        $128        $171
  North American - AG Growth & Income Fund                         64          103         142         200
  North American - AG International Equities Fund                  60           91         121         156
  North American - AG MidCap Index Fund                            59           89         118         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           61           94         125         166
  North American - AG Small Cap Index Fund                         60           90         120         154
  North American - AG Social Awareness Fund                        61           95         128         171
  North American - AG Stock Index Fund                             59           88         115         144
  North American - American Century Income & Growth Fund           63          102         141         198
  North American - American Century International Growth
    Fund                                                           66          109         152         222
  North American Core Equity Fund                                  64          103         142         200
  North American - Founders Large Cap Growth Fund                  66          109         152         222
  North American - Founders/T. Rowe Price Small Cap Fund           65          106         147         210
  North American - Putnam Opportunities Fund                       66          109         152         221
  North American - T. Rowe Price Blue Chip Growth Fund             64          104         144         205
  North American - T. Rowe Price Health Sciences Fund              66          110         155         226
  North American - T. Rowe Price Science & Technology Fund         65          107         149         216
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             54           72          88          86
  North American - AG Conservative Growth Lifestyle Fund           54           72          88          86
  North American - AG Core Bond Fund                               60           93         124         163
  North American - AG High Yield Bond Fund                         63          100         136         188
  North American - AG Moderate Growth Lifestyle Fund               54           72          88          86
  North American - AG 2 Money Market Fund                          58           86         113         140
  North American - AG Strategic Bond Fund                          62           97         131         177
  North American - Goldman Sachs Large Cap Growth Fund             61           95         128         172
  North American International Growth Fund                         63          100         137         190
  North American - INVESCO MidCap Growth Fund                      61           95         128         172
  North American - J.P. Morgan Small Cap Growth Fund               64          105         145         206
  North American - Neuberger Berman MidCap Value Fund              63          101         139         194
  North American Small Cap Value Fund                              62           98         134         183
American Century Ultra Fund                                        65          108         151         219
INVESCO Blue Chip Growth Fund, Investor Class                      65          108         151         220
Janus Adviser Worldwide Fund                                       67          113         160         237
Janus Fund                                                         64          103         142         200
MAS Mid Cap Growth Portfolio, Adviser Class                        64          103         143         202
Putnam Global Growth Fund, Class A                                 66          109         153         223
Putnam New Opportunities Fund, Class A                             64          103         142         201
Putnam OTC & Emerging Growth Fund, Class A                         64          105         146         208
Sit Small Cap Growth Fund                                          70          122         175         267
Templeton Foreign Fund, Class A                                    67          112         157         232
Vanguard Windsor II Fund                                           61           96         130         175
Warburg Pincus Small Company Growth Fund, Common Class             69          119         170         257

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

                  FIXED ACCOUNT              INVESTMENT
                  OPTIONS                    OBJECTIVE
 ----------------------------------------------------------------------------------------------------------------------
 FIXED            Fixed                      Guaranteed high current
 OPTIONS          Account Plus               interest income
                  -----------------------------------------------------------------------------------------------------
                  Short-Term                 Guaranteed current
                  Fixed Account              interest income
                  -----------------------------------------------------------------------------------------------------
                  Multi-Year                 Multi-year guaranteed interest income
                  Enhanced Fixed             (May not be available in all states)
                  Option(1)
 ----------------------------------------------------------------------------------------------------------------------
                  VARIABLE ACCOUNT           INVESTMENT
                  OPTIONS                    OBJECTIVE                                 ADVISER          SUB-ADVISER
 ----------------------------------------------------------------------------------------------------------------------
 INDEX            North American -           Seeks long-term growth of capital         American         N/A
 EQUITY           AG International           through investments primarily in a        General
 FUNDS            Equities Fund*             diversified portfolio of equity and       Advisers, a
                                             equity related securities of foreign      division of
                                             issuers that, as a group, are expected    VALIC
                                             to provide investment results closely
                                             corresponding to the performance of the
                                             EAFE Index.
                  -----------------------------------------------------------------------------------------------------
                  North American -           Seeks growth of capital through           American         N/A(2)
                  AG MidCap                  investments primarily in a diversified    General
                  Index Fund*(3)             portfolio of common stocks that, as a     Advisers
                                             group, are expected to provide
                                             investment results closely corresponding
                                             to the performance of the Standard &
                                             Poor's MidCap 400-Registered Trademark-
                                             Index.
                  -----------------------------------------------------------------------------------------------------
                  North American - AG        The Fund seeks long-term capital growth   American         American
                  Nasdaq-100-Registered      through investments in the stocks that    General          General
                  Trademark-Index Fund*      are included in the Nasdaq-100            Advisers         Investment
                                             Index-Registered Trademark-.                               Management, L.P.
                  -----------------------------------------------------------------------------------------------------
                  North American -           Seeks growth of capital through           American         N/A(2)
                  AG Small Cap               investment primarily in a diversified     General
                  Index Fund*(3)             portfolio of common stocks that, as a     Advisers
                                             group, are expected to provide
                                             investment results closely corresponding
                                             to the performance of the Russell
                                             2000-Registered Trademark- Index.
                  -----------------------------------------------------------------------------------------------------
                  North American -           Seeks long-term capital growth through    American         N/A(2)
                  AG Stock                   investment in common stocks that, as a    General
                  Index Fund*(3)             group, are expected to provide            Advisers
                                             investment results closely corresponding
                                             to the performance of the Standard &
                                             Poor's 500 Stock Index-Registered
                                             Trademark-.
 ----------------------------------------------------------------------------------------------------------------------
 ACTIVELY         North American -           Seeks long-term growth of capital and,    American         N/A
 MANAGED          AG Growth &                secondarily, current income through       General
 EQUITY           Income Fund*               investment in common stocks and           Advisers
 FUNDS                                       equity-related securities.
                  -----------------------------------------------------------------------------------------------------
                  North American -           The Fund seeks dividend growth, current   American         American
                  American Century           income and capital appreciation by        General          Century
                  Income & Growth Fund*      investing in common stocks. Current       Advisers         Investment
                                             income is a secondary consideration.                       Management, Inc.
                  -----------------------------------------------------------------------------------------------------
                  North American -           The Fund seeks capital growth through     American         American
                  American Century           investments primarily in equity           General          Century
                  International Growth       securities of issuers in developed        Advisers         Investment
                  Fund*                      foreign countries.                                         Management, Inc.
 ----------------------------------------------------------------------------------------------------------------------

*    A series of North American Funds Variable Product Series I ("NAFVPS I").
(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract.
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's ("S&P"). North American - AG MidCap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  North American    Seeks long-term growth of capital         American         Wellington
                  Core Equity       through investment primarily in equity    General          Management
                  Fund*             securities.                               Advisers         Company, LLP(1)
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term growth of        American         Founders Asset
                  American -        capital. The Fund normally will invest    General          Management LLC
                  Founders Large    at least 65% of its total assets in       Advisers
                  Cap Growth Fund*  common stocks of well-established,
                                    high-quality growth companies.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks to provide long-term       American         Founders Asset
                  American -        capital growth by investing primarily in  General          Management LLC
                  Founders/T. Rowe  the stocks of small companies. It will    Advisers         and T. Rowe
                  Price Small Cap   invest at least 65% of its total assets                    Price
                  Fund*             in stocks of small companies.                              Associates, Inc.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks capital appreciation       American         Putnam
                  American -        through investments in common stocks. It  General          Investment
                  Putnam            invests mainly in common stocks of large  Advisers         Management, Inc.
                  Opportunities     U.S. companies, with a focus on growth
                  Fund*             stocks (those the manager believes whose
                                    earnings will grow faster than the
                                    economy, with a resultant price
                                    increase).
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term capital growth.  American         T. Rowe Price
                  American -        Income is a secondary objective. The      General          Associates, Inc.
                  T. Rowe Price     Fund pursues long-term capital            Advisers
                  Blue Chip Growth  appreciation by normally investing at
                  Fund*             least 65% of total assets in the common
                                    stocks of large and medium-sized blue
                                    chip growth companies.
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth of capital         American         Goldman Sachs
                  American -        through a broadly diversified portfolio   General          Asset
                  Goldman-Sachs     of equity securities of large cap U.S.    Advisers         Management
                  Large Cap Growth  issuers that are expected to have better
                  Fund**            prospects for earnings growth than the
                                    growth rate of the general domestic
                                    economy. Dividend income is a secondary
                                    objective.
                  --------------------------------------------------------------------------------------------
                  North American    Seeks long-term capital appreciation by   American         Thompson,
                  International     investing in equity securities of         General          Siegel &
                  Growth            non-U.S. companies, the majority of       Advisers         Walmsley,
                  Fund**            which are expected to be in developed                      Inc.(2)
                                    markets. The Fund may invest across the
                                    capitalization spectrum, although it
                                    intends to emphasize smaller
                                    capitalization stocks.
                  --------------------------------------------------------------------------------------------
                  North             Seeks capital appreciation principally    American         INVESCO Funds
                  American -        through investments in medium             General          Group, Inc.
                  INVESCO           capitalization equity securities, such    Advisers
                  MidCap Growth     as common and preferred stocks and
                  Fund**            securities convertible into common
                                    stocks. Current income is a secondary
                                    objective.
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth from a portfolio   American         JP Morgan
                  American -        of equity securities of small             General          Investment
                  J.P. Morgan       capitalization growth companies.          Advisers         Management Inc.
                  Small Cap Growth
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks capital growth through investment   American         Neuberger
                  American -        in equity securities of medium            General          Berman
                  Neuberger Berman  capitalization companies using a          Advisers         Management Inc.
                  MidCap Value      value-oriented investment approach.
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North American    Seeks maximum long-term return,           American         Fiduciary
                  Small Cap Value   consistent with reasonable risk to        General          Management
                  Fund**            principal by investing primarily in       Advisers         Associates,
                                    equity securities of small                                 Inc.(3)
                                    capitalization companies in terms of
                                    revenues and/or market capitalization.
                  --------------------------------------------------------------------------------------------
                  North             Seeks total returns that exceed over      American         SSgA Funds
                  American -        time the Russell 1000-Registered          General          Management,
                  State Street      Trademark- Value Index through            Advisers         Inc.
                  Large Cap Value   investments in equity securities.
                  Fund**(4)
                  --------------------------------------------------------------------------------------------
                  American Century  Seeks capital growth through investments  American         N/A
                  Ultra Fund        primarily in common stocks that are       Century
                                    considered to have better-than-average    Investment
                                    prospects for appreciation.               Management,
                                                                              Inc.
                  --------------------------------------------------------------------------------------------
                  Ariel             The Fund seeks long-term capital          Ariel Capital    N/A
                  Appreciation      appreciation by investing primarily in    Management, Inc.
                  Fund(5)           medium-sized company stocks.
                  --------------------------------------------------------------------------------------------
                  Ariel Fund(5)     The Fund seeks long-term capital          Ariel Capital    N/A
                                    appreciation primarily through            Management, Inc.
                                    investment in small company stocks.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of North American Funds Variable Product Series II ("NAFVPS II").
(1) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.
(2) Thompson, Siegel & Walmsley, Inc. became the investment sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. Both companies were subsidiaries of United Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4) The Russell 1000-Registered Trademark- Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.
(5) The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  Evergreen Growth  Seeks capital growth in the value of its  Evergreen        N/A
                  and Income Fund   shares and current income by investing    Investment
                  --                in the securities of mid- and             Management
                  Class A***        large-sized U.S. companies which are      Company
                                    temporarily undervalued in the
                                    marketplace but display characteristics
                                    of growth such as high return on
                                    investment and competitive advantage in
                                    their industry.
                  --------------------------------------------------------------------------------------------
                  Evergreen Small   Seeks current income and capital growth   Evergreen        N/A
                  Cap Value Fund    in the value of its shares by investing   Investment
                  --                in common stocks of small U.S. companies  Management
                  Class A***        (typically less than $1.5 billion in      Company
                                    market capitalization).
                  --------------------------------------------------------------------------------------------
                  Evergreen Value   Seeks long-term capital growth with       Evergreen        N/A
                  Fund -- Class     current income as a secondary objective   Investment
                  A***              by investing at least 75% of its assets   Management
                                    in common stocks of medium and large-cap  Company
                                    U.S. companies that are undervalued
                                    according to various financial
                                    measurements.
                  --------------------------------------------------------------------------------------------
                  Evergreen         The Fund seeks capital growth. It         Meridian         N/A
                  Special Equity    invests primarily in equity securities    Investment
                  Fund              of U.S. companies with small market       Company (a
                                    capitalizations.                          subsidiary of
                                                                              First Union
                                                                              Corporation)
                  --------------------------------------------------------------------------------------------
                  INVESCO Blue      The Fund tries to buy securities that     INVESCO Funds    N/A
                  Chip Growth Fund  will increase in value over the           Group, Inc.
                                    long-term; current income is a secondary
                                    goal. The Fund invests primarily in
                                    common stocks of large companies with
                                    market capitalizations of more than $15
                                    billion and that have a history of
                                    consistent earnings growth regardless of
                                    business cycles.
                  --------------------------------------------------------------------------------------------
                  Janus Adviser     The Fund seeks long-term growth of        Janus Capital    N/A
                  Worldwide Fund    capital in a manner consistent with the   Corporation
                                    preservation of capital. It invests
                                    primarily in common stocks of companies
                                    of any size throughout the world.
                  --------------------------------------------------------------------------------------------
                  Janus Fund        The Fund seeks long-term growth of        Janus Capital    N/A
                                    capital in a manner consistent with the   Corporation
                                    preservation of capital. It invests
                                    primarily in common stocks selected for
                                    their growth potential. Although the
                                    Fund can invest in companies of any
                                    size, it generally invests in larger,
                                    more established companies.
                  --------------------------------------------------------------------------------------------
                  Lou Holland       The Fund primarily seeks long-term        Holland Capital  N/A
                  Growth Fund       growth of capital. The receipt of         Management, L.P.
                                    dividend income is a secondary
                                    consideration. It invests primarily in
                                    common stocks of growth companies.
                  --------------------------------------------------------------------------------------------
                  MAS Mid Cap       The Portfolio seeks long-term capital     Miller           N/A
                  Growth Portfolio  growth. It invests primarily in common    Anderson &
                                    stocks of companies with capitalizations  Sherrerd, LLP
                                    in the range of companies included in     (affiliated
                                    the S&P MidCap 400 Index.                 with Morgan
                                                                              Stanley
                                                                              Investment
                                                                              Management Inc.
                  --------------------------------------------------------------------------------------------
                  Putnam Global     The fund seeks capital appreciation by    Putnam           N/A
                  Growth            investing in common stocks of companies   Investment
                  Fund -- Class A   worldwide. The fund invests mainly in     Management, LLC
                  Shares            growth stocks, issued by large companies
                                    believed to be fast-growing, with
                                    earnings likely to increase over time.
                                    The fund emphasizes investments in
                                    developed countries but may also invest
                                    in developing (emerging) markets.
                  --------------------------------------------------------------------------------------------
                  Putnam New        The fund seeks long-term capital          Putnam           N/A
                  Opportunities     appreciation by investing in common       Investment
                  Fund -- Class A   stocks of U.S. companies, with a focus    Management, LLC
                  Shares            on growth stocks in sectors of the
                                    economy with high growth potential. The
                                    fund invests mainly in growth stocks,
                                    issued by companies believed to be
                                    fast-growing, with earnings likely to
                                    increase over time. Growth sectors
                                    currently emphasized include
                                    communications, media/ entertainment,
                                    medical technology/cost containment,
                                    industrial and environmental services,
                                    consumer products and services and
                                    business services.
                  --------------------------------------------------------------------------------------------
                  Putnam OTC &      Seeks capital appreciation by investing   Putnam           N/A
                  Emerging Growth   primarily in common stocks traded in the  Investment
                  Fund -- Class A   over-the-counter market and "emerging     Management, LLC
                  Shares            growth" companies listed on securities
                                    exchanges, with a focus on growth
                                    stocks.
                  --------------------------------------------------------------------------------------------
                  Sit Mid Cap       The Fund seeks to maximize long-term      Sit Investment   N/A
                  Growth Fund       capital appreciation. It invests at       Associates, Inc.
                                    least 65% of its total assets in the
                                    common stocks of growth companies with
                                    capitalizations of $2 billion to $15
                                    billion at the time of purchase.
                  --------------------------------------------------------------------------------------------
                  Sit Small Cap     The Fund seeks to maximize long-term      Sit Investment   N/A
                  Growth Fund       capital appreciation. It invests at       Associates, Inc.
                                    least 65% of its total assets in common
                                    stocks of small growth companies with
                                    capitalizations of $2.5 billion or less
                                    at the time of purchase.
                  --------------------------------------------------------------------------------------------
                  Templeton         Seeks long-term capital growth by         Templeton        N/A
                  Foreign           investing primarily in the equity         Global
                  Fund -- Class A   securities of companies outside the       Advisors
                                    United States, including emerging         Limited
                                    markets.
 -------------------------------------------------------------------------------------------------------------

***  A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  Vanguard          Seeks to provide long-term growth of      Barrow, Hanley,  N/A
                  Windsor II Fund   capital by investing mainly in the        Mewhinney &
                                    equity securities of large and            Strauss, Inc.,
                                    medium-size companies whose stocks are    Equinox Capital
                                    considered by the Fund's advisers to be   Management,
                                    undervalued and out of favor with         LLC, Tukman
                                    investors. The Fund's secondary           Capital
                                    objective is to provide some dividend     Management,
                                    income.                                   Inc., and The
                                                                              Vanguard Group
                  --------------------------------------------------------------------------------------------
                  Warburg Pincus    The Fund seeks capital growth by          Credit Suisse    N/A
                  Small Company     investing in the equity securities of     Asset
                  Growth Fund       small U.S. companies.                     Management, LLC
 -------------------------------------------------------------------------------------------------------------
 BALANCED         Vanguard          Seeks to conserve capital and provide     Wellington       N/A
 FUNDS            Wellington Fund   moderate long-term growth in capital and  Management
                                    income by investing approximately 60% to  Company, LLP
                                    70% of its assets in dividend-paying
                                    stocks of established, large- and
                                    medium-sized companies that, in the
                                    adviser's opinion, are undervalued but
                                    whose prospects are improving. The
                                    remaining 30% to 40% of assets are
                                    invested primarily in high-quality,
                                    intermediate- and long-term corporate
                                    bonds with some exposure to U.S.
                                    Treasury, government agency, and
                                    mortgage-backed bonds.
 -------------------------------------------------------------------------------------------------------------
 INCOME           North             Seeks the highest possible total return   American         N/A
 FUNDS            American -        consistent with preservation of capital   General
                  AG Capital        through current income and capital gains  Advisers
                  Conservation      on investments in intermediate and
                  Fund*             long-term debt instruments and other
                                    income producing securities.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks the highest possible       American         N/A
                  American -        return consistent with conservation of    General
                  AG Core Bond      capital through investment in medium- to  Advisers
                  Fund*             high- quality fixed income securities.
                  --------------------------------------------------------------------------------------------
                  North             Seeks high current income and protection  American         N/A
                  American -        of capital through investments in         General
                  AG Government     intermediate and long-term U.S.           Advisers
                  Securities Fund*  Government debt securities.
                  --------------------------------------------------------------------------------------------
                  North             Seeks high current income through         American         N/A
                  American -        investments primarily in investment       General
                  AG International  grade debt securities issued or           Advisers
                  Government        guaranteed by foreign governments.
                  Bond Fund*
                  --------------------------------------------------------------------------------------------
                  North             Seeks the highest possible total return   American         American
                  American -        and income consistent with conservation   General          General
                  AG High Yield     of capital through investment in a        Advisers         Investment
                  Bond              diversified portfolio of high yielding                     Management,
                  Fund**            high risk fixed income securities.                         L.P.
                  --------------------------------------------------------------------------------------------
                  North             Seeks the highest possible total return   American         American
                  American -        and income consistent with conservation   General          General
                  AG Strategic      of capital through investment in a        Advisers         Investment
                  Bond              diversified portfolio of income                            Management,
                  Fund**            producing securities.                                      L.P.
                  --------------------------------------------------------------------------------------------
                  Dreyfus Basic     The Fund seeks a high level of current    The Dreyfus      N/A
                  GNMA Fund         income as is consistent with the          Corporation
                                    preservation of capital. To pursue this
                                    goal, the Fund normally invests at least
                                    65% of its net assets in GNMA
                                    certificates (popularly called "Ginnie
                                    Maes"), which are guaranteed as to
                                    timely payment of principal and interest
                                    by the Government National Mortgage
                                    Association.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks a high level of current income      Wellington       N/A
                  Long-Term         consistent with the maintenance of        Management
                  Corporate Fund    principal and liquidity by investing in   Company, LLP
                                    a diversified portfolio of investment
                                    grade corporate and Government bonds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks a high level of current income      The Vanguard     N/A
                  Long-Term         consistent with the maintenance of        Group
                  Treasury Fund     principal and liquidity by investing at
                                    least 85% of its total assets in
                                    long-term securities backed by the full
                                    faith and credit of the U.S. Government.
 -------------------------------------------------------------------------------------------------------------
 SPECIALTY        North             Seeks growth of capital through           American         N/A
 FUNDS            American -        investment, primarily in common stocks,   General
                  AG Social         in companies which meet the social        Advisers
                  Awareness Fund*   criteria established for the Fund.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term capital growth.  American         T. Rowe Price
                  American -        The Fund pursues long- term capital       General          Associates, Inc.
                  T. Rowe Price     appreciation by normally investing at     Advisers
                  Health Sciences   least 65% of total assets in the common
                  Fund*             stocks of companies engaged in the
                                    research, development, production, or
                                    distribution of products or services
                                    related to health care, medicine, or the
                                    life sciences (collectively termed
                                    "health sciences").
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth of capital         American         T. Rowe Price
                  American -        through investment primarily in the       General          Associates,
                  T. Rowe Price     common stocks and equity-related          Advisers         Inc.
                  Science &         securities of companies that are
                  Technology        expected to benefit from the
                  Fund*             development, advancement and use of
                                    science and technology.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  North             Seeks growth of capital through           American         N/A
                  American -        investment, primarily in equity           General
                  AG Socially       securities, in companies which meet the   Advisers
                  Responsible       social criteria established for the
                  Fund**            Fund.
 -------------------------------------------------------------------------------------------------------------
 MONEY            North             Seeks liquidity, protection of capital    American         N/A
 MARKET           American -        and current income through investments    General
 FUNDS            AG 1 Money        in short-term money market instruments.   Advisers
                  Market Fund*
                  --------------------------------------------------------------------------------------------
                  North             Seeks liquidity, protection of capital    American         N/A
                  American -        and current income through investments    General
                  AG 2 Money        in short-term money market instruments.   Advisers
                  Market
                  Fund**
 -------------------------------------------------------------------------------------------------------------
 LIFESTYLE        North             Seeks current income and low to moderate  American         N/A
 FUNDS            American -        growth of capital through investments in  General
                  AG Conservative   NAFVPS I or NAFVPS II Funds.              Advisers
                  Growth
                  Lifestyle Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks growth through investments in       American         N/A
                  American -        NAFVPS I or NAFVPS II Funds.              General
                  AG Aggressive                                               Advisers
                  Growth Lifestyle
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks growth and current income through   American         N/A
                  American -        investments in NAFVPS I or NAFVPS II      General
                  AG Moderate       Funds.                                    Advisers
                  Growth
                  Lifestyle Fund**
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks current income and low to moderate  Vanguard         N/A
                  LifeStrategy      growth of capital by investing in a
                  Conservative      relatively fixed combination of other
                  Growth Fund       Vanguard funds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks growth of capital and some current  Vanguard         N/A
                  LifeStrategy      income by investing in a relatively
                  Growth            fixed combination of other Vanguard
                  Fund              funds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks growth of capital and a low to      Vanguard         N/A
                  LifeStrategy      moderate level of current income by
                  Moderate Growth   investing in a relatively fixed
                  Fund              combination of other Vanguard funds.
 -------------------------------------------------------------------------------------------------------------
 ASSET            North             Seeks maximum aggregate rate of return    American         N/A
 ALLOCATION       American -        over the long-term through controlled     General
 FUNDS            AG Asset          investment risk by adjusting its          Advisers
                  Allocation Fund*  investment mix among stocks, long-term
                                    debt securities and short-term money
                                    market securities.
                  --------------------------------------------------------------------------------------------
                  Templeton Asset   Seeks high total return through           Templeton        N/A
                  Strategy          investments in equity securities of       Investment
                  Fund -- Class     companies in any country, debt            Counsel, Inc.
                  1***              securities of companies and governments
                                    of any country, and money market
                                    instruments.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.
***  A series of Franklin Templeton Variable Insurance Products Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000         DECEMBER 31, 1999        JANUARY 4, 1999
                                    -----------------------   -----------------------   -------------------
                                     PURCHASE                  PURCHASE                 PURCHASE   PURCHASE
                                      UNITS       PURCHASE      UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE    UNIT VALUE    IN FORCE    UNIT VALUE   IN FORCE   VALUE(1)
                                    ----------   ----------   ----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............  1,078,319   $4.163168       673,135   $4.303891        --         --
North American - AG Capital
  Conservation Division 7..........    241,853   $2.288070        95,480   $2.112183        --         --
North American - AG Government
  Securities Division 8............    824,249   $2.338322       243,537   $2.087744        --         --
North American Core Equity Division
  15............................... 10,968,138   $2.424914     8,377,232   $2.608476        --         --
North American - AG Growth & Income
  Division 16......................  1,525,459   $2.391488       660,621   $2.704358        --         --
North American - AG International
  Equities Division 11.............  1,538,819   $1.557330       348,851   $1.898106        --         --
North American - AG International
  Government Bond Division 13......  1,861,115   $1.559033     1,058,856   $1.634588        --         --
North American - AG MidCap Index
  Division 4(2)....................  2,040,360   $6.834114       523,908   $5.908866        --         --
North American - AG 1 Money Market
  Division 6....................... 11,188,908   $1.952578     9,613,663   $1.856681        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17...................... 24,450,402   $4.223161    11,744,052   $6.462689        --         --
North American - AG Small Cap Index
  Division 14......................  1,758,979   $2.452120       522,127   $2.558263        --         --
North American - AG Social
  Awareness Division 12............  4,403,285   $4.003679     3,028,346   $4.502622        --         --
North American - AG Stock Index
  Division 10...................... 32,626,172   $5.243588    18,855,858   $5.830950        --         --
American Century Ultra Division
  31............................... 38,053,829   $1.937234    20,827,045   $2.437771        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....    735,103   $1.343422       246,969   $1.310337        --         --
North American - AG Core Bond
  Division 58......................     17,812   $1.096217        10,700   $1.012353        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....    460,167   $1.434196        46,149   $1.542278        --         --
North American - AG High Yield Bond
  Division 60......................     44,391   $1.008597         2,397   $1.078842        --         --
North American International Growth
  Division 33......................    845,886   $1.366788         5,641   $1.639279        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....    435,416   $1.286614        95,862   $1.671932        --         --
North American - State Street Large
  Cap Value Division 40............    133,690   $1.371665           221   $1.306351        --         --
North American - INVESCO MidCap
  Growth Division 37...............    654,531   $1.423436         1,244   $1.426935        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........    687,388   $1.956274       142,103   $1.525696        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............    864,680   $1.385638       213,355   $1.401340        --         --
North American - AG 2 Money Market
  Division 44......................  8,860,373   $1.114012     1,844,830   $1.056406        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........    476,647   $1.789077       119,661   $2.278700        --         --
North American Small Cap Value
  Division 36......................     87,545   $1.315783           232   $1.083393        --         --
North American - AG Socially
  Responsible Division 41..........  1,291,021   $1.355365       106,148   $1.501310        --         --
North American - AG Strategic Bond
  Division 59......................        936   $1.102263            --   $1.084842        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................     10,254   $1.058323         5,326   $1.135195        --      $1.00
  Evergreen Small Cap Value
    Division 55....................      9,967   $1.176240            --   $0.997510        --      $1.00
  Evergreen Value Division 57......     27,722   $1.127688            --   $1.036194        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  1,210,593   $2.086539       485,669   $2.102090        --         --
Putnam Global Growth -- Class A
  Division 28...................... 23,568,922   $1.764559    11,313,375   $2.530785        --         --
Putnam New Opportunities -- Class A
  Division 26...................... 37,383,151   $1.768623    19,231,737   $2.414279        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27.............. 20,908,160   $1.195520     6,570,152   $2.471391        --         --
Templeton Foreign -- Class A
  Division 32...................... 13,195,521   $1.444496     8,660,425   $1.517785        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............    482,507   $1.179544       375,819   $1.156739        --         --
Vanguard LifeStrategy Growth
  Division 52......................  2,267,355   $1.269511     1,468,333   $1.356289        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............  2,887,958   $1.223626     2,152,244   $1.248092        --         --
Vanguard Long-Term Corporate
  Division 22......................  4,636,431   $1.352639     4,060,325   $1.220562        --         --
Vanguard Long-Term Treasury
  Division 23...................... 10,177,993   $1.450825     7,578,682   $1.222216        --         --
Vanguard Wellington Division 25.... 29,685,842   $1.726939    28,195,817   $1.580569        --         --
Vanguard Windsor II Division 24.... 24,169,868   $1.857688    20,846,053   $1.606241        --         --

                                        DECEMBER 31, 1998
                                     -----------------------   SEPTEMBER 22,
                                      PURCHASE                      1998
                                       UNITS       PURCHASE       PURCHASE
                                      IN FORCE    UNIT VALUE   UNIT VALUE(1)
                                     ----------   ----------   --------------
North American - AG Asset
  Allocation Division 5............      31,350   $3.882024     $  3.497989
North American - AG Capital
  Conservation Division 7..........          --   $2.138060     $  2.098635
North American - AG Government
  Securities Division 8............          --   $2.164605     $  2.149706
North American Core Equity Division
  15...............................   4,324,799   $2.448443     $  1.938540
North American - AG Growth & Income
  Division 16......................          --   $2.219368     $  1.786564
North American - AG International
  Equities Division 11.............          --   $1.481352     $  1.226638
North American - AG International
  Government Bond Division 13......     408,156   $1.751922     $  1.675623
North American - AG MidCap Index
  Division 4(2)....................          --   $5.183213     $  4.059808
North American - AG 1 Money Market
  Division 6.......................   5,325,479   $1.786658     $  1.766523
North American - T. Rowe Price
  Science & Technology
  Division 17......................   3,228,389   $3.241847     $  2.224499
North American - AG Small Cap Index
  Division 14......................      58,825   $2.125983     $  1.824939
North American - AG Social
  Awareness Division 12............   1,218,871   $3.825649     $  3.189972
North American - AG Stock Index
  Division 10......................   6,859,835   $4.875028     $  4.055730
American Century Ultra Division
  31...............................   8,116,612   $1.737734     $  1.415646
North American - AG Conservative
  Growth Lifestyle Division 50.....          --   $1.162825     $  1.025529
North American - AG Core Bond
  Division 58......................          --   $1.029846     $  1.012533
North American - AG Aggressive
  Growth Lifestyle Division 48.....          --   $1.193346     $  1.014536
North American - AG High Yield Bond
  Division 60......................          --   $1.053808     $  1.000539
North American International Growth
  Division 33......................          --   $1.052437     $  0.941565
North American - Goldman Sachs
  Large Cap Growth Division 39.....          --   $1.241613     $  1.011535
North American - State Street Large
  Cap Value Division 40............          --   $1.247414     $  1.070508
North American - INVESCO MidCap
  Growth Division 37...............          --   $1.348594     $  1.069509
North American - Neuberger Berman
  MidCap Value Division 38.........          --   $1.255563     $  1.049518
North American - AG Moderate Growth
  Lifestyle Division 49............          --   $1.186235     $  1.025530
North American - AG 2 Money Market
  Division 44......................          --   $1.013993     $  1.002447
North American - J.P. Morgan Small
  Cap Growth Division 35...........          --   $1.350262     $  1.075508
North American Small Cap Value
  Division 36......................          --   $1.166035     $  1.035526
North American - AG Socially
  Responsible Division 41..........          --   $1.278609     $  1.065511
North American - AG Strategic Bond
  Division 59......................          --   $1.050579     $  1.011533
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................          --          --              --
  Evergreen Small Cap Value
    Division 55....................          --          --              --
  Evergreen Value Division 57......          --          --              --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............          --   $1.728553     $  1.429596
Putnam Global Growth -- Class A
  Division 28......................   6,153,771   $1.549587     $  1.266657
Putnam New Opportunities -- Class A
  Division 26......................  10,725,927   $1.434946     $  1.124122
Putnam OTC & Emerging Growth --
  Class A Division 27..............   3,092,839   $1.098295     $  0.859512
Templeton Foreign -- Class A
  Division 32......................   5,437,288   $1.094954     $  0.944980
Vanguard LifeStrategy Conservative
  Growth Division 54...............          --   $1.084591     $  1.023206
Vanguard LifeStrategy Growth
  Division 52......................          --   $1.168716     $  1.032908
Vanguard LifeStrategy Moderate
  Growth Division 53...............          --   $1.126506     $  1.023505
Vanguard Long-Term Corporate
  Division 22......................   2,949,044   $1.312731     $  1.294131
Vanguard Long-Term Treasury
  Division 23......................   3,682,809   $1.349397     $  1.340270
Vanguard Wellington Division 25....  19,636,072   $1.529797     $  1.423024
Vanguard Windsor II Division 24....  13,800,156   $1.723020     $  1.509170

-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.

- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.

- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.

- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.

- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS

There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.

Instructions for transfers or reallocations may be made via the internet as follows:

- Log on to www.valic.com

- Click "View Your Account Here" and log into VALIC Online

- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

- Select the desired account, input the transaction request, then click
  "Continue"

- Review your transaction request for accuracy and then click "Continue" to submit to VALIC

Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:

- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone

- Press 1 for "Account Inquiries and Transaction Requests"

- Enter your Social Security Number and personal identification number (PIN)

- Select the desired account and press 2 for an asset transfer or allocation change

- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------
Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792

- Enter your Social Security Number

- You may use the automated telephone system or speak with a Client Service Professional

You may also send written instructions by completing a VALIC form for transfers or reallocations:

- Written instructions should be sent to VALIC's Home Office

- A VALIC financial change form is required

- Written instructions are required if you are requesting a transfer to or from the MVA Option

- Written instructions are required if you have notified us not to accept telephone instructions

- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.

You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the

---------------------------------------------------
  deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.28% and 5.67%, respectively.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.42% and 5.83%, respectively.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract for Variable Account Option Changes;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

VARIABLE ACCOUNT OPTION CHANGES

We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

[LOGO]
                                                        PRIVACY  NOTICE

YOUR PRIVACY
    IS IMPORTANT

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information -- information about you that is not publicly available -- we may collect, how we use it and how we protect your privacy.


AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS

- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.

- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

-  OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.


QUESTIONS
    AND ANSWERS
    that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

   -  Information provided to us, such as on applications or other forms.

   -  Information about transactions with us, our affiliates or third parties.

   - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

    (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.


DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

       THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS
             NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS
                      NOTICE FOR YOUR PERSONAL FILES.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

   AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance Company - North American Funds - North Central Life Insurance Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company
   - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
       Return and Annual and Cumulative Change
       in Purchase Unit Value Tables............          21
    Table I:  Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Separate Account
       Division Inception to December 31,
       2000)....................................          22
    Table II: Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          25
    Table III: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Separate
       Account Division Inception to December
       31, 2000)................................          28
    Table IV: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Underlying
       Fund Inception to December 31, 2000).....          31
    Table V: Cumulative Return with No Surrender
       Charge or Account Maintenance Fee Imposed
       (from Separate Account Division Inception
       to December 31, 2000)....................          34
    Table VI: Cumulative Return with No
       Surrender Charge or Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          37
    Table VII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Separate Account Division
       Inception)...............................          40
    Table VIII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Underlying Fund
       Inception)...............................          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
       Value....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542

[LOGO]
AMERICAN
GENERAL
FINANCIAL GROUP

The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group(SM) is the marketing
name for and service mark owned and used by
American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
VA 10855-20   REV 05/01

                                 [PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY]
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY
                                                           FOR SERIES 1.40-12.40

                                                                      Prospectus
                                                                     May 1, 2001

                                              [AMERICAN GENERAL FINANCIAL GROUP]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR-REGISTERED TRADEMARK- PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
SEPARATE ACCOUNT A
FOR SERIES 1.40 TO 12.40                                             May 1, 2001

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), that consist of group and individual fixed and variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Series 1.40 to
12.40 consists of group variable annuity contracts that are offered by VALIC to participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Portfolio Director permits you to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Portfolio Director. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about Portfolio Director and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           7
SELECTED PURCHASE UNIT DATA..................          14
GENERAL INFORMATION..........................          15
    About Portfolio Director.................          15
    About VALIC..............................          15
    About VALIC Separate Account A...........          15
    Units of Interests.......................          16
    Distribution of the Contracts............          16
VARIABLE ACCOUNT OPTIONS.....................          16
PURCHASE PERIOD..............................          17
    Purchase Payments........................          17
    Purchase Units...........................          18
    Calculation of Purchase Unit Value.......          18
    Choosing Investment Options..............          19
      Fixed Account Options..................          19
      Variable Account Options...............          19
    Stopping Purchase Payments...............          19
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
    Communicating Transfer or Reallocation
      Instructions...........................          20
    Effective Date of Transfer...............          21
    Market Timing............................          21
FEES AND CHARGES.............................          21
    Account Maintenance Fee..................          21
    Surrender Charge.........................          22
      Amount of Surrender Charge.............          22
      10% Free Withdrawal....................          22
      Exceptions to Surrender Charge.........          22
    Premium Tax Charge.......................          22
    Separate Account Charges.................          23
    Fund Annual Expense Charges..............          23
    Other Tax Charges........................          23
    Reduction or Waiver of Account
      Maintenance Fee, Surrender, Mortality
      and Expense Risk Fee or Administration
      and Distribution Fee Charges...........          23
    Separate Account Expense Reimbursement...          24
    Market Value Adjustment..................          24
PAYOUT PERIOD................................          25
    Fixed Payout.............................          25
    Variable Payout..........................          25
    Combination Fixed and Variable Payout....          25
    Payout Date..............................          25
    Payout Options...........................          25
    Enhancements to Payout Options...........          26
    Payout Information.......................          26
SURRENDER OF ACCOUNT VALUE...................          27
    When Surrenders Are Allowed..............          27
    Surrender Process........................          27
    Amount That May Be Surrendered...........          27
    Surrender Restrictions...................          27
    Partial Surrenders.......................          28
    Systematic Withdrawals...................          28
    Distributions Required by Federal Tax
      Law....................................          28
                                                   PAGE
                                                 --------

EXCHANGE PRIVILEGE...........................          28
    Restrictions on Exchange Privilege.......          28
    Taxes and Conversion Costs...............          29
    Surrender Charges........................          29
    Exchange Offers for Contracts Other Than
      Portfolio Director.....................          29
    Comparison of Contracts..................          29
    Features of Portfolio Director...........          30
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          30
DEATH BENEFITS...............................          31
    The Process..............................          31
    Beneficiary Information..................          31
    Special Information for Individual
      Non-Tax Qualified Contracts............          31
    During the Purchase Period...............          31
      Interest Guaranteed Death Benefit......          31
      Standard Death Benefit.................          32
    During the Payout Period.................          32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          32
    Types of Investment Performance
      Information Advertised.................          32
      Total Return Performance Information...          33
        Standard Average Annual Total
          Return.............................          33
        Nonstandard Average Annual Total
          Return.............................          33
        Cumulative Total Return..............          33
        Annual Change in Purchase Unit
          Value..............................          33
        Cumulative Change in Purchase Unit
          Value..............................          33
        Total Return Based on Different
          Investment Amounts.................          33
        An Assumed Account Value of
          $10,000............................          34
    Yield Performance Information............          34
      North American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
      Divisions Other Than The North
        American - AG 1 Money Market and
        North American - AG 2 Money Market
        Divisions............................          34
OTHER CONTRACT FEATURES......................          34
    Changes That May Not Be Made.............          34
    Change of Beneficiary....................          34
    Contingent Owner.........................          34
    Cancellation -- The 20 Day "Free Look"...          35
    We Reserve Certain Rights................          35
    Variable Account Option Changes..........          35
    Relationship to Employer's Plan..........          35
VOTING RIGHTS................................          35
    Who May Give Voting Instructions.........          35
    Determination of Fund Shares Attributable
      to Your Account........................          36
      During Purchase Period.................          36
      During Payout Period or after a Death
        Benefit Has Been Paid................          36
    How Fund Shares Are Voted................          36
FEDERAL TAX MATTERS..........................          36
    Type of Plans............................          36
    Tax Consequences in General..............          37
    Effect of Tax-Deferred Accumulations.....          37
PRIVACY NOTICE...............................          39

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company. The words "you" and "your", unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. The specific terms that we define for you in this prospectus are:

DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       20

Annuitant..........................       31

Assumed Investment Rate............       25

Beneficiary........................       31

Contract Owner.....................       31

Divisions..........................       32

Fixed Account Options..............       31

Home Office........................       20

Mutual Fund or Fund................       15

Participant........................       01

Participant Year...................       22

Payout Period......................       20

Payout Unit........................       25

Proof of Death.....................       31

Purchase Payments..................     17, 32

Purchase Period....................       20

Purchase Unit......................       18

VALIC Separate Account A...........       35

Variable Account Options...........     16, 31

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you may refer to the mutual fund prospectuses, available at www.valic.com (or call
1-800-448-2542).

Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge(2)                               5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter,
  annualized)(2)                                           $  15
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account average net
  assets):

                                                              MORTALITY      ADMINISTRATION        SEPARATE          TOTAL
                                                             AND EXPENSE    AND DISTRIBUTION   ACCOUNT EXPENSE     SEPARATE
  FUND                                                       RISK FEE(3)         FEE(3)        REIMBURSEMENT(4)   ACCOUNT FEE
  ----                                                       ------------   ----------------   ----------------   -----------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
    North American - AG Asset Allocation Fund                    0.25%            0.35%                --            0.60%
    North American - AG Capital Conservation Fund                0.25             0.35                 --            0.60
    North American - AG Government Securities Fund               0.25             0.35                 --            0.60
    North American - AG Growth & Income Fund                     0.25             0.35                 --            0.60
    North American - AG International Equities Fund              0.25             0.35                 --            0.60
    North American - AG International Government Bond Fund       0.25             0.35                 --            0.60
    North American - AG MidCap Index Fund                        0.25             0.35                 --            0.60
    North American - AG 1 Money Market Fund                      0.25             0.35                 --            0.60
    North American - AG Nasdaq-100-Registered Trademark-
      Index Fund                                                 0.25             0.35                 --            0.60
    North American - AG Small Cap Index Fund                     0.25             0.35                 --            0.60
    North American - AG Social Awareness Fund                    0.25             0.35                 --            0.60
    North American - AG Stock Index Fund                         0.25             0.35                 --            0.60
    North American - American Century Income & Growth Fund       0.25             0.35                 --            0.60
    North American - American Century International Growth
      Fund                                                       0.25             0.35                 --            0.60
    North American Core Equity Fund                              0.25             0.35                 --            0.60
    North American - Founders Large Cap Growth Fund              0.25             0.35                 --            0.60
    North American - Founders/T. Rowe Price Small Cap Fund       0.25             0.35                 --            0.60
    North American - Putnam Opportunities Fund                   0.25             0.35                 --            0.60
    North American - T. Rowe Price Blue Chip Growth Fund         0.25             0.35                 --            0.60
    North American - T. Rowe Price Health Sciences Fund          0.25             0.35                 --            0.60
    North American - T. Rowe Price Science & Technology
      Fund                                                       0.25             0.35                 --            0.60
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
    North American - AG Aggressive Growth Lifestyle Fund         0.25             0.35              (0.25%)          0.35
    North American - AG Conservative Growth Lifestyle Fund       0.25             0.35              (0.25)           0.35
    North American - AG Core Bond Fund                           0.25             0.35              (0.25)           0.35
    North American - AG High Yield Bond Fund                     0.25             0.35              (0.25)           0.35
    North American - AG Moderate Growth Lifestyle Fund           0.25             0.35              (0.25)           0.35
    North American - AG 2 Money Market Fund                      0.25             0.35              (0.25)           0.35
    North American - AG Socially Responsible Fund                0.25             0.35              (0.25)           0.35
    North American - AG Strategic Bond Fund                      0.25             0.35              (0.25)           0.35
    North American - Goldman Sachs Large Cap Growth Fund         0.25             0.35              (0.25)           0.35
    North American International Growth Fund                     0.25             0.35              (0.25)           0.35
    North American - INVESCO MidCap Growth Fund                  0.25             0.35              (0.25)           0.35
    North American - J.P. Morgan Small Cap Growth Fund           0.25             0.35              (0.25)           0.35
    North American - Neuberger Berman MidCap Value Fund          0.25             0.35              (0.25)           0.35
    North American Small Cap Value Fund                          0.25             0.35              (0.25)           0.35
    North American - State Street Large Cap Value Fund           0.25             0.35              (0.25)           0.35
  American Century Ultra Fund                                    0.25             0.60              (0.21)           0.64
  Ariel Appreciation Fund                                        0.25             0.60              (0.25)           0.60
  Ariel Fund                                                     0.25             0.60              (0.25)           0.60
  Dreyfus Basic GNMA Fund                                        0.25             0.60              (0.25)           0.60
  Evergreen Growth and Income Fund, Class A                      0.25             0.60              (0.25)           0.60
  Evergreen Small Cap Value Fund, Class A                        0.25             0.60              (0.25)           0.60
  Evergreen Value Fund, Class A                                  0.25             0.60              (0.25)           0.60
  Evergreen Special Equity Fund, Class A                         0.25             0.60              (0.25)           0.60
  INVESCO Blue Chip Growth Fund, Investor Class                  0.25             0.60              (0.25)           0.60
  Janus Adviser Worldwide Fund                                   0.25             0.60              (0.25)           0.60
  Janus Fund                                                     0.25             0.60              (0.25)           0.60
  Lou Holland Growth Fund                                        0.25             0.60              (0.25)           0.60
  MAS Mid Cap Growth Portfolio, Adviser Class                    0.25             0.60              (0.25)           0.60
  Putnam Global Growth Fund, Class A                             0.25             0.60              (0.25)           0.60
  Putnam New Opportunities Fund, Class A                         0.25             0.60              (0.25)           0.60
  Putnam OTC & Emerging Growth Fund, Class A                     0.25             0.60              (0.25)           0.60
  Sit Mid Cap Growth Fund                                        0.25             0.60              (0.25)           0.60
  Sit Small Cap Growth Fund                                      0.25             0.60              (0.25)           0.60
  Templeton Asset Strategy Fund, Class 1                         0.25             0.60                 --            0.85
  Templeton Foreign Fund, Class A                                0.25             0.60              (0.25)           0.60
  Vanguard LifeStrategy Conservative Growth Fund                 0.25             0.60                 --            0.85
  Vanguard LifeStrategy Growth Fund                              0.25             0.60                 --            0.85
  Vanguard LifeStrategy Moderate Growth Fund                     0.25             0.60                 --            0.85
  Vanguard Long - Term Corporate Fund (5)                        0.25             0.60              (0.25)           0.60
  Vanguard Long - Term Treasury Fund (5)                         0.25             0.60              (0.25)           0.60
  Vanguard Wellington Fund                                       0.25             0.60                 --            0.85
  Vanguard Windsor II Fund                                       0.25             0.60                 --            0.85
  Warburg Pincus Small Company Growth Fund, Common Class         0.25             0.60              (0.25)           0.60

------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                                 MANAGEMENT                     OTHER          TOTAL FUND
                                                                    FEES                       EXPENSES         EXPENSES
                                                                 (AFTER FEE                 (AFTER EXPENSE   (AFTER EXPENSE
  FUND                                                            WAIVER)      12B-1 FEES     WAIVER)(6)        WAIVER)
  ----                                                          ------------   ----------   --------------   --------------
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I (7)
    North American - AG Asset Allocation Fund                       0.50%           --           0.09%            0.59%
    North American - AG Capital Conservation Fund                   0.50            --           0.09             0.59
    North American - AG Government Securities Fund                  0.50            --           0.09             0.59
    North American - AG Growth & Income Fund                        0.75            --           0.10             0.85
    North American - AG International Equities Fund                 0.35            --           0.10             0.45
    North American - AG International Government Bond Fund          0.50            --           0.06             0.56
    North American - AG MidCap Index Fund                           0.31            --           0.09             0.40
    North American - AG 1 Money Market Fund                         0.50            --           0.10             0.60
    North American - AG Nasdaq-100-Registered Trademark- Index
      Fund                                                          0.40            --           0.14             0.54
    North American - AG Small Cap Index Fund                        0.35            --           0.09             0.44
    North American - AG Social Awareness Fund                       0.50            --           0.09             0.59
    North American - AG Stock Index Fund                            0.26            --           0.09             0.35
    North American - American Century Income & Growth Fund          0.77            --           0.06             0.83
    North American - American Century International Growth
      Fund                                                          1.00            --           0.06             1.06
    North American Core Equity Fund                                 0.80            --           0.05             0.85
    North American - Founders Large Cap Growth Fund                 1.00            --           0.06             1.06
    North American - Founders/T. Rowe Price Small Cap Fund          0.90            --           0.05             0.95
    North American - Putnam Opportunities Fund                      0.95            --           0.10             1.05
    North American - T. Rowe Price Blue Chip Growth Fund            0.80            --           0.10             0.90
    North American - T. Rowe Price Health Sciences Fund             1.00            --           0.10             1.10
    North American - T. Rowe Price Science & Technology Fund        0.90            --           0.10             1.00
  NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II (8)
    North American - AG Aggressive Growth Lifestyle Fund (9)        0.10            --           0.00             0.10
    North American - AG Conservative Growth Lifestyle
      Fund (9)                                                      0.10            --           0.00             0.10
    North American - AG Core Bond Fund                              0.50            --           0.27             0.77
    North American - AG High Yield Bond Fund                        0.70            --           0.29             0.99
    North American - AG Moderate Growth Lifestyle Fund (9)          0.10            --           0.00             0.10
    North American - AG 2 Money Market Fund                         0.25            --           0.31             0.56
    North American - AG Socially Responsible Fund                   0.25            --           0.31             0.56
    North American - AG Strategic Bond Fund                         0.60            --           0.29             0.89
    North American - Goldman Sachs Large Cap Growth Fund            0.55            --           0.30             0.85
    North American International Growth Fund                        0.90            --           0.11             1.01
    North American - INVESCO MidCap Growth Fund                     0.80            --           0.05             0.85
    North American - J.P. Morgan Small Cap Growth Fund              0.85            --           0.31             1.16
    North American - Neuberger Berman MidCap Value Fund             0.75            --           0.30             1.05
    North American Small Cap Value Fund                             0.75            --           0.20             0.95
    North American - State Street Large Cap Value Fund              0.50            --           0.31             0.81
  American Century Ultra Fund (10)                                  0.99            --           0.00             0.99
  Ariel Appreciation Fund                                           0.75          0.25%          0.31             1.31
  Ariel Fund                                                        0.65          0.25           0.34             1.24
  Dreyfus Basic GNMA Fund (11)                                      0.60            --           0.05             0.65
  Evergreen Growth and Income Fund, Class A                         0.75          0.25           0.41             1.41
  Evergreen Small Cap Value Fund, Class A (10)                      0.90          0.25           0.43             1.58
  Evergreen Value Fund, Class A                                     0.43          0.25           0.35             1.03
  Evergreen Special Equity Fund, Class A (12)                       0.92          0.25           0.43             1.60
  INVESCO Blue Chip Growth Fund, Investor Class                     0.53          0.25           0.26             1.04
  Janus Adviser Worldwide Fund (13)                                 0.63          0.25           0.32             1.20
  Janus Fund                                                        0.65            --           0.20             0.85
  Lou Holland Growth Fund (14)                                      0.85            --           0.50             1.35
  MAS Mid Cap Growth Portfolio, Adviser Class                       0.50          0.25           0.12             0.87
  Putnam Global Growth Fund, Class A                                0.62          0.25           0.20             1.07
  Putnam New Opportunities Fund, Class A                            0.46          0.25           0.15             0.86
  Putnam OTC & Emerging Growth Fund, Class A                        0.51          0.25           0.17             0.93
  Sit Mid Cap Growth Fund (15)                                      1.25            --           0.00             1.25
  Sit Small Cap Growth Fund                                         1.50            --           0.00             1.50
  Templeton Asset Strategy Fund, Class 1 (16)                       0.60            --           0.21             0.81
  Templeton Foreign Fund, Class A (10)                              0.61          0.25           0.29             1.15
  Vanguard LifeStrategy Conservative Growth Fund (10, 17)             --            --             --               --
  Vanguard LifeStrategy Growth Fund (10, 17)                          --            --             --               --
  Vanguard LifeStrategy Moderate Growth Fund (10, 17)                 --            --             --               --
  Vanguard Long-Term Corporate Fund (10)                            0.30            --           0.02             0.32
  Vanguard Long-Term Treasury Fund (10)                             0.26            --           0.03             0.29
  Vanguard Wellington Fund (10)                                     0.33            --           0.02             0.35
  Vanguard Windsor II Fund (10)                                     0.35            --           0.02             0.37
  Warburg Pincus Small Company Growth Fund, Common Class (18)       0.51          0.25           0.64             1.40

------------------------------------------------------------------
------------

                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee,
                        Surrender, Mortality and Expense Risk Fee or Administration
                        and Distribution Fee Charges" and "Exceptions to Surrender
                        Charge" in this prospectus.
                  (3)   Reductions in the mortality and expense risk fee or
                        administration and distribution fee may be available for
                        plan types meeting certain criteria. See "Reduction or
                        Waiver of Account Maintenance Fee, Surrender, Mortality and
                        Expense Risk Fee or Administration Fee Charges" in this
                        prospectus.
                  (4)   For these Funds, the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. Pursuant to the
                        Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or
                        distributors for administrative and shareholder services
                        provided by the Company. See "Fees and Charges -- Separate
                        Account Expense Reimbursement" in this prospectus for more information.
                  (5)   For these Funds the Total Separate Account Fee equals the
                        VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the
                        Separate Account Expense Reimbursement. The Separate Account
                        Expense Reimbursement reflects a voluntary expense
                        reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.
                  (6)   OTHER EXPENSES includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. See each Fund's prospectus for a
                        detailed explanation of these fees.
                  (7)   NAFV I: The expenses have been restated to reflect
                        contractual changes effective May 1, 2001, except for North
                        American - American Century Income & Growth Fund, North
                        American - American Century International Growth Fund, North
                        American Core Equity Fund, North American - Founders Large
                        Cap Growth Fund, and North American - Founders/T. Rowe Price
                        Small Cap Fund. The North American - AG Asset Allocation
                        Fund was formerly known as the Timed Opportunity Fund.
                  (8)   NAFV II: As of August 31, 2000, in the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses
                        and total annual portfolio operating expenses, respectively, would have been: North American - AG Core Bond Fund, 0.50%,
                        0.92% and 1.42%; North American - AG High Yield Bond Fund,
                        0.70%, 0.92% and 1.62%; North American International Growth
                        Fund, 0.90%, 0.91% and 1.81%; North American - Goldman Sachs
                        Large Cap Growth Fund, .055%, 0.89% and 1.44%; North
                        American - State Street Large Cap Value Fund, 0.50%, 0.91%
                        and 1.41%; North American - INVESCO MidCap Growth Fund,
                        0.80%, 0.90% and 1.70% (adjusted for new advisory fee);
                        North American - Neuberger Berman MidCap Value Fund, 0.75%,
                        0.89% and 1.64%; North American - AG 2 Money Market Fund,
                        0.25%, 0.85% and 1.10%; North American - J.P. Morgan Small
                        Cap Growth Fund, 0.85%, 0.86% and 1.71%; North American
                        Small Cap Value Fund, 0.75%, 0.94% and 1.69%; North
                        American - AG Socially Responsible Fund, 0.25%, 0.90% and
                        1.15%; and North American - AG Strategic Bond Fund, 0.60%,
                        0.91% and 1.51%.
                  (9)   NAFV II: The Lifestyle Funds invest in different series of
                        NAFV I and NAFV II; and thus bear indirectly the expenses of those series. The Total Combined Operating Expenses, based on estimated total average weighted combined operating
                        expenses, for the North American - AG Conservative Growth
                        Lifestyle Fund is 0.96%; for North American - AG Aggressive
                        Growth Lifestyle Fund 1.08%; and North American - AG
                        Moderate Growth Lifestyle Fund 1.01%.
                 (10)   The American Century Ultra Fund was formerly known as the
                        American Century -- Twentieth Century Ultra Fund. The
                        Evergreen Small Cap Value Fund was formerly known as the
                        Evergreen Small Cap Equity Income Fund. The Franklin
                        Templeton Variable Insurance Products Trust was formerly
                        known as the Templeton Variable Products Series Fund. The
                        Templeton Foreign Fund -- Class A was formerly known as the
                        Templeton Foreign Fund -- Class 1. VALIC Separate Account A
                        purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally
                        applicable to Class A shares. The Vanguard Long-Term
                        Corporate Fund was formerly known as the Vanguard Fixed
                        Income Securities Fund -- Long-Term Corporate Portfolio; the
                        Vanguard Long-Term Treasury Fund was formerly known as the
                        Vanguard Fixed Income Securities Fund -- Long-Term U.S.
                        Treasury Portfolio; the Vanguard LifeStrategy Conservative
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Conservative Growth Portfolio; the Vanguard LifeStrategy
                        Growth Fund was formerly known as the Vanguard LifeStrategy
                        Growth Portfolio; the Vanguard LifeStrategy Moderate Growth
                        Fund was formerly known as the Vanguard LifeStrategy
                        Moderate Growth Portfolio; the Vanguard Wellington Fund was
                        formerly known as the Vanguard/Wellington Fund and the
                        Vanguard Windsor II Fund was formerly known as the
                        Vanguard/Windsor II Fund.
                 (11)   Dreyfus Basic GNMA Fund: The expenses shown in the above
                        expense table are for the fiscal year ended December 31,
                        2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other
                        expenses and total portfolio annual expenses for
                        December 31, 2000 for the Dreyfus Basic GNMA Fund would have been, as a percentage of assets: 0.60%, 0.38% and 0.98%,
                        respectively.
                 (12)   Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's
                        investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense
                        reimbursements and restating to reflect current fees,
                        estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.
                 (13)   Janus Adviser Worldwide Fund: Janus Capital has
                        contractually agreed to waive the Fund's total operating
                        expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20%
                        until at least July 31, 2003. Without the fee waiver, the
                        Management fee would have been 0.65% and Total Fund Expenses
                        1.22%.
                 (14)   Lou Holland Growth Fund: The Investment Manager has
                        contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's
                        total operating expenses exceed 1.35%. Without the fee
                        waivers and expense reimbursements, Total Fund Expenses
                        would have been 2.21%. This agreement may be terminated only by the Fund's Board of Trustees.
                 (15)   Sit Mid Cap Growth Fund: The Adviser voluntarily waived
                        0.25% of its fee through December 31, 2000. After
                        December 31, 2000, the management fee will be 1.15% of the
                        Fund's average daily net assets. After December 31, 2001,
                        these fee waivers may be terminated at any time by the
                        Adviser.
                 (16)   On February 8, 2000, shareholders of the Templeton Asset
                        Allocation Fund (previously offered under the Contract)
                        approved a merger and reorganization that combined the
                        Templeton Asset Allocation Fund with the Templeton Global
                        Asset Allocation Fund, effective May 1, 2000. At the same
                        time as the merger, the Templeton Asset Allocation Fund
                        changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset
                        Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999,
                        and not the assets of the combined fund. However, if the
                        table reflected both the new fund fees and the fund's
                        combined assets, the fund's expenses after May 1, 2000
                        would be estimated as: Management Fees 0.60%, Other Expenses
                        0.14%, and Annual Expenses 0.74%.
                 (17)   The Vanguard LifeStrategy Funds did not incur any direct
                        expenses in fiscal year 2000. However, while the Funds are expected to operate without direct expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest.
                        The indirect expense ratios that the Vanguard LifeStrategy
                        Conservative Growth Fund, Vanguard LifeStrategy Growth Fund
                        and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 2000 was 0.28%, 0.28% and 0.28%, respectively.
                 (18)   Warburg Pincus Small Company Growth Fund: Fee waivers and
                        expense reimbursements or credits reduced expenses for the
                        Fund during 2000 but may be discontinued at any time.
                        Without the fee waivers and expense reimbursements or
                        credits, management fees would have been 1.00%, distribution and service fees, 0.25% and other expenses would have been
                        0.73%, for total annual fund operating expenses of 1.98%.

EXAMPLE #1 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $12         $39         $ 67        $149
  North American - AG Capital Conservation Fund                    12          39           67         149
  North American - AG Government Securities Fund                   12          39           67         149
  North American - AG Growth & Income Fund                         15          47           81         178
  North American - AG International Equities Fund                  11          35           60         133
  North American - AG International Government Bond Fund           12          38           66         145
  North American - AG MidCap Index Fund                            11          33           57         127
  North American - AG 1 Money Market Fund                          13          39           68         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           12          37           65         143
  North American - AG Small Cap Index Fund                         11          34           59         132
  North American - AG Social Awareness Fund                        12          39           67         149
  North American - AG Stock Index Fund                             10          31           54         121
  North American - American Century Income & Growth Fund           15          46           80         176
  North American - American Century International Growth
    Fund                                                           17          53           92         201
  North American Core Equity Fund                                  15          47           81         178
  North American - Founders Large Cap Growth Fund                  17          53           92         201
  North American - Founders/T. Rowe Price Small Cap Fund           16          50           86         189
  North American - Putnam Opportunities Fund                       17          53           92         200
  North American - T. Rowe Price Blue Chip Growth Fund             16          49           84         183
  North American - T. Rowe Price Health Sciences Fund              18          55           94         205
  North American - T. Rowe Price Science & Technology Fund         17          52           89         194
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund              5          16           27          61
  North American - AG Conservative Growth Lifestyle Fund            5          16           27          61
  North American - AG Core Bond Fund                               12          37           64         141
  North American - AG High Yield Bond Fund                         14          44           75         166
  North American - AG Moderate Growth Lifestyle Fund                5          16           27          61
  North American - AG 2 Money Market Fund                          10          30           52         116
  North American - AG Socially Responsible Fund                    10          30           52         116
  North American - AG Strategic Bond Fund                          13          40           70         154
  North American - Goldman Sachs Large Cap Growth Fund             13          39           68         150
  North American International Growth Fund                         14          44           76         168
  North American - INVESCO MidCap Growth Fund                      13          39           68         150
  North American - J.P. Morgan Small Cap Growth Fund               16          49           84         184
  North American - Neuberger Berman MidCap Value Fund              15          45           78         172
  North American Small Cap Value Fund                              14          42           73         161
  North American - State Street Large Cap Value Fund               12          38           66         145
American Century Ultra Fund                                        17          53           91         198
Ariel Appreciation Fund                                            20          61          105         227
Ariel Fund                                                         19          59          101         220
Dreyfus Basic GNMA Fund                                            13          41           71         156
Evergreen Growth and Income Fund, Class A                          21          64          110         238
Evergreen Small Cap Value Fund, Class A                            22          69          119         255
Evergreen Value Fund, Class A                                      17          53           91         198
Evergreen Special Equity Fund, Class A                             23          70          120         257
INVESCO Blue Chip Growth Fund, Investor Class                      17          53           91         199
Janus Adviser Worldwide Fund                                       19          58           99         216
Janus Fund                                                         15          47           81         178
Lou Holland Growth Fund                                            20          62          107         232
MAS Mid Cap Growth Portfolio, Adviser Class                        15          48           82         180
Putnam Global Growth Fund, Class A                                 17          54           93         202
Putnam New Opportunities Fund, Class A                             15          47           82         179
Putnam OTC & Emerging Growth Fund, Class A                         16          49           85         187
Sit Mid Cap Growth Fund                                            19          59          102         221
Sit Small Cap Growth Fund                                          22          67          115         247
Templeton Asset Strategy Fund, Class 1                             17          53           92         201
Templeton Foreign Fund, Class A                                    18          56           97         210
Vanguard LifeStrategy Conservative Growth Fund                      9          28           49         109
Vanguard LifeStrategy Growth Fund                                   9          28           49         109
Vanguard LifeStrategy Moderate Growth Fund                          9          28           49         109
Vanguard Long-Term Corporate Fund                                  10          30           53         118
Vanguard Long-Term Treasury Fund                                    9          29           51         114
Vanguard Wellington Fund                                           13          39           68         150
Vanguard Windsor II Fund                                           13          40           69         152
Warburg Pincus Small Company Growth Fund, Common Class             21          64          110         237

EXAMPLE #2 -- Assuming the continuation of any fee waivers described in the footnotes to the Fee Table, if you surrender Portfolio Director at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  North American - AG Asset Allocation Fund                       $59         $ 89        $117        $149
  North American - AG Capital Conservation Fund                    59           89         117         149
  North American - AG Government Securities Fund                   59           89         117         149
  North American - AG Growth & Income Fund                         62           97         131         178
  North American - AG International Equities Fund                  58           85         110         133
  North American - AG International Government Bond Fund           59           88         116         145
  North American - AG MidCap Index Fund                            57           83         107         127
  North American - AG 1 Money Market Fund                          59           89         118         150
  North American - AG Nasdaq-100-Registered Trademark- Index
    Fund                                                           59           87         115         143
  North American - AG Small Cap Index Fund                         58           84         109         132
  North American - AG Social Awareness Fund                        59           89         117         149
  North American - AG Stock Index Fund                             57           81         104         121
  North American - American Century Income & Growth Fund           61           96         130         176
  North American - American Century International Growth
    Fund                                                           64          103         142         201
  North American Core Equity Fund                                  62           97         131         178
  North American - Founders Large Cap Growth Fund                  64          103         142         201
  North American - Founders/T. Rowe Price Small Cap Fund           63          100         136         189
  North American - Putnam Opportunities Fund                       64          103         142         200
  North American - T. Rowe Price Blue Chip Growth Fund             62           98         134         183
  North American - T. Rowe Price Health Sciences Fund              64          104         144         205
  North American - T. Rowe Price Science & Technology Fund         63          101         139         194
NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II
  North American - AG Aggressive Growth Lifestyle Fund             52           66          77          61
  North American - AG Conservative Growth Lifestyle Fund           52           66          77          61
  North American - AG Core Bond Fund                               58           87         114         141
  North American - AG High Yield Bond Fund                         61           94         125         166
  North American - AG Moderate Growth Lifestyle Fund               52           66          77          61
  North American - AG 2 Money Market Fund                          56           80         102         116
  North American - AG Socially Responsible Fund                    56           80         102         116
  North American - AG Strategic Bond Fund                          60           90         120         154
  North American - Goldman Sachs Large Cap Growth Fund             59           89         118         150
  North American International Growth Fund                         61           94         126         168
  North American - INVESCO MidCap Growth Fund                      59           89         118         150
  North American - J.P. Morgan Small Cap Growth Fund               62           99         134         184
  North American - Neuberger Berman MidCap Value Fund              61           95         128         172
  North American Small Cap Value Fund                              60           92         123         161
  North American - State Street Large Cap Value Fund               59           88         116         145
American Century Ultra Fund                                        63          102         141         198
Ariel Appreciation Fund                                            66          110         155         227
Ariel Fund                                                         65          108         151         220
Dreyfus Basic GNMA Fund                                            60           91         121         156
Evergreen Growth and Income Fund, Class A                          67          113         160         238
Evergreen Small Cap Value Fund, Class A                            69          118         169         255
Evergreen Value Fund, Class A                                      63          102         141         198
Evergreen Special Equity Fund, Class A                             69          119         170         257
INVESCO Blue Chip Growth Fund, Investor Class                      64          103         141         199
Janus Adviser Worldwide Fund                                       65          107         149         216
Janus Fund                                                         62           97         131         178
Lou Holland Growth Fund                                            67          112         157         232
MAS Mid Cap Growth Portfolio, Adviser Class                        62           98         132         180
Putnam Global Growth Fund, Class A                                 64          103         143         202
Putnam New Opportunities Fund, Class A                             62           97         132         179
Putnam OTC & Emerging Growth Fund, Class A                         62           99         135         187
Sit Mid Cap Growth Fund                                            66          109         152         221
Sit Small Cap Growth Fund                                          68          116         165         247
Templeton Asset Strategy Fund, Class 1                             64          103         142         201
Templeton Foreign Fund, Class A                                    65          106         147         210
Vanguard LifeStrategy Conservative Growth Fund                     56           78          99         109
Vanguard LifeStrategy Growth Fund                                  56           78          99         109
Vanguard LifeStrategy Moderate Growth Fund                         56           78          99         109
Vanguard Long-Term Corporate Fund                                  57           80         103         118
Vanguard Long-Term Treasury Fund                                   56           79         101         114
Vanguard Wellington Fund                                           59           89         118         150
Vanguard Windsor II Fund                                           59           90         119         152
Warburg Pincus Small Company Growth Fund, Common Class             67          113         160         237

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY
------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of Portfolio Director, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director offers a choice from among 64 Variable Account Options. Depending upon the selection made by your employer's plan, if applicable, you may not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director also offers three Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.(1)
--------------------------------------------------------------------------------

                 FIXED ACCOUNT    INVESTMENT
                 OPTIONS          OBJECTIVE
------------------------------------------------------------------------------------------------------------
FIXED            Fixed            Guaranteed high current
OPTIONS          Account Plus     interest income
                 -------------------------------------------------------------------------------------------
                 Short-Term       Guaranteed current
                 Fixed Account    interest income
                 -------------------------------------------------------------------------------------------
                 Multi-Year       Multi-year guaranteed interest income
                 Enhanced Fixed   (May not be available in all states)
                 Option(1)
------------------------------------------------------------------------------------------------------------
                 VARIABLE ACCOUNT  INVESTMENT
                 OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
INDEX            North             Seeks long-term growth of capital         American         N/A
EQUITY           American -        through investments primarily in a        General
FUNDS            AG International  diversified portfolio of equity and       Advisers, a
                 Equities Fund*    equity related securities of foreign      division of
                                   issuers that, as a group, are expected    VALIC
                                   to provide investment results closely
                                   corresponding to the performance of the
                                   EAFE Index.
                 --------------------------------------------------------------------------------------------
                 North             Seeks growth of capital through           American         N/A(2)
                 American -        investments primarily in a diversified    General
                 AG MidCap         portfolio of common stocks that, as a     Advisers
                 Index Fund*(3)    group, are expected to provide
                                   investment results closely corresponding
                                   to the performance of the Standard &
                                   Poor's MidCap 400-Registered Trademark-
                                   Index.
                 --------------------------------------------------------------------------------------------
                 North             The Fund seeks long-term capital growth   American         American
                 American - AG     through investments in the stocks that    General          General
                 Nasdaq-100-Registered are included in the Nasdaq-100        Advisers         Investment
                 Trademark-Index   Index-Registered Trademark-.                               Management, L.P.
                 Fund*
                 --------------------------------------------------------------------------------------------
                 North             Seeks growth of capital through           American         N/A(2)
                 American -        investment primarily in a diversified     General
                 AG Small Cap      portfolio of common stocks that, as a     Advisers
                 Index Fund*(3)    group, are expected to provide
                                   investment results closely corresponding
                                   to the performance of the Russell
                                   2000-Registered Trademark- Index.
                 --------------------------------------------------------------------------------------------
                 North             Seeks long-term capital growth through    American         N/A(2)
                 American -        investment in common stocks that, as a    General
                 AG Stock          group, are expected to provide            Advisers
                 Index Fund*(3)    investment results closely corresponding
                                   to the performance of the Standard &
                                   Poor's 500 Stock Index-Registered
                                   Trademark-.
-------------------------------------------------------------------------------------------------------------
ACTIVELY         North             Seeks long-term growth of capital and,    American         N/A
MANAGED          American -        secondarily, current income through       General
EQUITY           AG Growth &       investment in common stocks and           Advisers
FUNDS            Income Fund*      equity-related securities.
                 --------------------------------------------------------------------------------------------
                 North             The Fund seeks dividend growth, current   American         American
                 American -        income and capital appreciation by        General          Century
                 American Century  investing in common stocks. Current       Advisers         Investment
                 Income & Growth   income is a secondary consideration.                       Management, Inc.
                 Fund*
                 --------------------------------------------------------------------------------------------
                 North             The Fund seeks capital growth through     American         American
                 American -        investments primarily in equity           General          Century
                 American Century  securities of issuers in developed        Advisers         Investment
                 International     foreign countries.                                         Management, Inc.
                 Growth Fund*
-------------------------------------------------------------------------------------------------------------

*    A series of North American Funds Variable Product Series I ("NAFVPS I").
(1) This Fixed Account Option is also referred to in this prospectus as the Market Value Adjustment ("MVA") Option. For purposes of this limitation, each MVA Band under the Multi-Year Enhanced Fixed Option will count as a separate investment option. An MVA Band is established for each separate investment for a new guarantee period. The minimum allocation to an MVA Band, as described in the Contract, may be changed from time to time by the Company. Availability of this Option is subject to regulatory approval within the state in which your Contract is issued. It may not be available under your Contract.
(2) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(3) "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's ("S&P"). North American - AG MidCap Index Fund and North American - AG Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds. The Russell 2000-Registered Trademark- Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  North American    Seeks long-term growth of capital         American         Wellington
                  Core Equity       through investment primarily in equity    General          Management
                  Fund*             securities.                               Advisers         Company, LLP(1)
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term growth of        American         Founders Asset
                  American -        capital. The Fund normally will invest    General          Management LLC
                  Founders Large    at least 65% of its total assets in       Advisers
                  Cap Growth Fund*  common stocks of well-established,
                                    high-quality growth companies.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks to provide long-term       American         Founders Asset
                  American -        capital growth by investing primarily in  General          Management LLC
                  Founders/T. Rowe  the stocks of small companies. It will    Advisers         and T. Rowe
                  Price Small Cap   invest at least 65% of its total assets                    Price
                  Fund*             in stocks of small companies.                              Associates, Inc.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks capital appreciation       American         Putnam
                  American -        through investments in common stocks. It  General          Investment
                  Putnam            invests mainly in common stocks of large  Advisers         Management, Inc.
                  Opportunities     U.S. companies, with a focus on growth
                  Fund*             stocks (those the manager believes whose
                                    earnings will grow faster than the
                                    economy, with a resultant price
                                    increase).
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term capital growth.  American         T. Rowe Price
                  American -        Income is a secondary objective. The      General          Associates, Inc.
                  T. Rowe Price     Fund pursues long-term capital            Advisers
                  Blue Chip Growth  appreciation by normally investing at
                  Fund*             least 65% of total assets in the common
                                    stocks of large and medium-sized blue
                                    chip growth companies.
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth of capital         American         Goldman Sachs
                  American -        through a broadly diversified portfolio   General          Asset
                  Goldman-Sachs     of equity securities of large cap U.S.    Advisers         Management
                  Large Cap Growth  issuers that are expected to have better
                  Fund**            prospects for earnings growth than the
                                    growth rate of the general domestic
                                    economy. Dividend income is a secondary
                                    objective.
                  --------------------------------------------------------------------------------------------
                  North American    Seeks long-term capital appreciation by   American         Thompson,
                  International     investing in equity securities of         General          Siegel &
                  Growth            non-U.S. companies, the majority of       Advisers         Walmsley,
                  Fund**            which are expected to be in developed                      Inc.(2)
                                    markets. The Fund may invest across the
                                    capitalization spectrum, although it
                                    intends to emphasize smaller
                                    capitalization stocks.
                  --------------------------------------------------------------------------------------------
                  North             Seeks capital appreciation principally    American         INVESCO Funds
                  American -        through investments in medium             General          Group, Inc.
                  INVESCO           capitalization equity securities, such    Advisers
                  MidCap Growth     as common and preferred stocks and
                  Fund**            securities convertible into common
                                    stocks. Current income is a secondary
                                    objective.
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth from a portfolio   American         JP Morgan
                  American -        of equity securities of small             General          Investment
                  J.P. Morgan       capitalization growth companies.          Advisers         Management Inc.
                  Small Cap Growth
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks capital growth through investment   American         Neuberger
                  American -        in equity securities of medium            General          Berman
                  Neuberger Berman  capitalization companies using a          Advisers         Management Inc.
                  MidCap Value      value-oriented investment approach.
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North American    Seeks maximum long-term return,           American         Fiduciary
                  Small Cap Value   consistent with reasonable risk to        General          Management
                  Fund**            principal by investing primarily in       Advisers         Associates,
                                    equity securities of small                                 Inc.(3)
                                    capitalization companies in terms of
                                    revenues and/or market capitalization.
                  --------------------------------------------------------------------------------------------
                  North             Seeks total returns that exceed over      American         SSgA Funds
                  American -        time the Russell 1000-Registered          General          Management,
                  State Street      Trademark- Value Index through            Advisers         Inc.
                  Large Cap Value   investments in equity securities.
                  Fund**(4)
                  --------------------------------------------------------------------------------------------
                  American Century  Seeks capital growth through investments  American         N/A
                  Ultra Fund        primarily in common stocks that are       Century
                                    considered to have better-than-average    Investment
                                    prospects for appreciation.               Management,
                                                                              Inc.
                  --------------------------------------------------------------------------------------------
                  Ariel             The Fund seeks long-term capital          Ariel Capital    N/A
                  Appreciation      appreciation by investing primarily in    Management, Inc.
                  Fund(5)           medium-sized company stocks.
                  --------------------------------------------------------------------------------------------
                  Ariel Fund(5)     The Fund seeks long-term capital          Ariel Capital    N/A
                                    appreciation primarily through            Management, Inc.
                                    investment in small company stocks.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of North American Funds Variable Product Series II ("NAFVPS II").
(1) Wellington Management Company, LLP replaced T. Rowe Price Associates, Inc. as sub-adviser to the Fund effective September 1, 1999. The investment objective was also changed at that time.
(2) Thompson, Siegel & Walmsley, Inc. became the investment sub-adviser for the North American International Growth Fund on July 24, 2000. Jacobs Asset Management, L.P. ("JAM") was the sub-adviser for the Fund from September 1, 1998 through July 24, 2000. Both companies were subsidiaries of United Asset Management Corporation, which merged JAM's assets and business into TS&W.
(3) Bankers Trust Company ("Bankers Trust") previously served as sub-adviser to the North American - AG MidCap Index Fund, the North American - AG Small Cap Index Fund and the North American - AG Stock Index Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999. Relative to the North American Small Cap Value Fund, VALIC re-assumed that portion of the investment portfolio previously managed by Bankers Trust as one of two sub-advisers to the Fund.
(4) The Russell 1000-Registered Trademark- Value Index is a trademark/servicemark of Frank Russell Trust Company. Russell-TM- is a trademark of the Frank Russell Company.
(5) The Ariel and Ariel Appreciation funds are not available in any eligible or ineligible deferred compensation plan described in IRC section 457.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  Evergreen Growth  Seeks capital growth in the value of its  Evergreen        N/A
                  and Income Fund   shares and current income by investing    Investment
                  --                in the securities of mid- and             Management
                  Class A***        large-sized U.S. companies which are      Company
                                    temporarily undervalued in the
                                    marketplace but display characteristics
                                    of growth such as high return on
                                    investment and competitive advantage in
                                    their industry.
                  --------------------------------------------------------------------------------------------
                  Evergreen Small   Seeks current income and capital growth   Evergreen        N/A
                  Cap Value Fund    in the value of its shares by investing   Investment
                  --                in common stocks of small U.S. companies  Management
                  Class A***        (typically less than $1.5 billion in      Company
                                    market capitalization).
                  --------------------------------------------------------------------------------------------
                  Evergreen Value   Seeks long-term capital growth with       Evergreen        N/A
                  Fund -- Class     current income as a secondary objective   Investment
                  A***              by investing at least 75% of its assets   Management
                                    in common stocks of medium and large-cap  Company
                                    U.S. companies that are undervalued
                                    according to various financial
                                    measurements.
                  --------------------------------------------------------------------------------------------
                  Evergreen         The Fund seeks capital growth. It         Meridian         N/A
                  Special Equity    invests primarily in equity securities    Investment
                  Fund              of U.S. companies with small market       Company (a
                                    capitalizations.                          subsidiary of
                                                                              First Union
                                                                              Corporation)
                  --------------------------------------------------------------------------------------------
                  INVESCO Blue      The Fund tries to buy securities that     INVESCO Funds    N/A
                  Chip Growth Fund  will increase in value over the           Group, Inc.
                                    long-term; current income is a secondary
                                    goal. The Fund invests primarily in
                                    common stocks of large companies with
                                    market capitalizations of more than $15
                                    billion and that have a history of
                                    consistent earnings growth regardless of
                                    business cycles.
                  --------------------------------------------------------------------------------------------
                  Janus Adviser     The Fund seeks long-term growth of        Janus Capital    N/A
                  Worldwide Fund    capital in a manner consistent with the   Corporation
                                    preservation of capital. It invests
                                    primarily in common stocks of companies
                                    of any size throughout the world.
                  --------------------------------------------------------------------------------------------
                  Janus Fund        The Fund seeks long-term growth of        Janus Capital    N/A
                                    capital in a manner consistent with the   Corporation
                                    preservation of capital. It invests
                                    primarily in common stocks selected for
                                    their growth potential. Although the
                                    Fund can invest in companies of any
                                    size, it generally invests in larger,
                                    more established companies.
                  --------------------------------------------------------------------------------------------
                  Lou Holland       The Fund primarily seeks long-term        Holland Capital  N/A
                  Growth Fund       growth of capital. The receipt of         Management, L.P.
                                    dividend income is a secondary
                                    consideration. It invests primarily in
                                    common stocks of growth companies.
                  --------------------------------------------------------------------------------------------
                  MAS Mid Cap       The Portfolio seeks long-term capital     Miller           N/A
                  Growth Portfolio  growth. It invests primarily in common    Anderson &
                                    stocks of companies with capitalizations  Sherrerd, LLP
                                    in the range of companies included in     (affiliated
                                    the S&P MidCap 400 Index.                 with Morgan
                                                                              Stanley
                                                                              Investment
                                                                              Management Inc.
                  --------------------------------------------------------------------------------------------
                  Putnam Global     The fund seeks capital appreciation by    Putnam           N/A
                  Growth            investing in common stocks of companies   Investment
                  Fund -- Class A   worldwide. The fund invests mainly in     Management, LLC
                  Shares            growth stocks, issued by large companies
                                    believed to be fast-growing, with
                                    earnings likely to increase over time.
                                    The fund emphasizes investments in
                                    developed countries but may also invest
                                    in developing (emerging) markets.
                  --------------------------------------------------------------------------------------------
                  Putnam New        The fund seeks long-term capital          Putnam           N/A
                  Opportunities     appreciation by investing in common       Investment
                  Fund -- Class A   stocks of U.S. companies, with a focus    Management, LLC
                  Shares            on growth stocks in sectors of the
                                    economy with high growth potential. The
                                    fund invests mainly in growth stocks,
                                    issued by companies believed to be
                                    fast-growing, with earnings likely to
                                    increase over time. Growth sectors
                                    currently emphasized include
                                    communications, media/ entertainment,
                                    medical technology/cost containment,
                                    industrial and environmental services,
                                    consumer products and services and
                                    business services.
                  --------------------------------------------------------------------------------------------
                  Putnam OTC &      Seeks capital appreciation by investing   Putnam           N/A
                  Emerging Growth   primarily in common stocks traded in the  Investment
                  Fund -- Class A   over-the-counter market and "emerging     Management, LLC
                  Shares            growth" companies listed on securities
                                    exchanges, with a focus on growth
                                    stocks.
                  --------------------------------------------------------------------------------------------
                  Sit Mid Cap       The Fund seeks to maximize long-term      Sit Investment   N/A
                  Growth Fund       capital appreciation. It invests at       Associates, Inc.
                                    least 65% of its total assets in the
                                    common stocks of growth companies with
                                    capitalizations of $2 billion to $15
                                    billion at the time of purchase.
                  --------------------------------------------------------------------------------------------
                  Sit Small Cap     The Fund seeks to maximize long-term      Sit Investment   N/A
                  Growth Fund       capital appreciation. It invests at       Associates, Inc.
                                    least 65% of its total assets in common
                                    stocks of small growth companies with
                                    capitalizations of $2.5 billion or less
                                    at the time of purchase.
                  --------------------------------------------------------------------------------------------
                  Templeton         Seeks long-term capital growth by         Templeton        N/A
                  Foreign           investing primarily in the equity         Global
                  Fund -- Class A   securities of companies outside the       Advisors
                                    United States, including emerging         Limited
                                    markets.
 -------------------------------------------------------------------------------------------------------------

***  A series of Evergreen Equity Trust.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  Vanguard          Seeks to provide long-term growth of      Barrow, Hanley,  N/A
                  Windsor II Fund   capital by investing mainly in the        Mewhinney &
                                    equity securities of large and            Strauss, Inc.,
                                    medium-size companies whose stocks are    Equinox Capital
                                    considered by the Fund's advisers to be   Management,
                                    undervalued and out of favor with         LLC, Tukman
                                    investors. The Fund's secondary           Capital
                                    objective is to provide some dividend     Management,
                                    income.                                   Inc., and The
                                                                              Vanguard Group
                  --------------------------------------------------------------------------------------------
                  Warburg Pincus    The Fund seeks capital growth by          Credit Suisse    N/A
                  Small Company     investing in the equity securities of     Asset
                  Growth Fund       small U.S. companies.                     Management, LLC
 -------------------------------------------------------------------------------------------------------------
 BALANCED         Vanguard          Seeks to conserve capital and provide     Wellington       N/A
 FUNDS            Wellington Fund   moderate long-term growth in capital and  Management
                                    income by investing approximately 60% to  Company, LLP
                                    70% of its assets in dividend-paying
                                    stocks of established, large- and
                                    medium-sized companies that, in the
                                    adviser's opinion, are undervalued but
                                    whose prospects are improving. The
                                    remaining 30% to 40% of assets are
                                    invested primarily in high-quality,
                                    intermediate- and long-term corporate
                                    bonds with some exposure to U.S.
                                    Treasury, government agency, and
                                    mortgage-backed bonds.
 -------------------------------------------------------------------------------------------------------------
 INCOME           North             Seeks the highest possible total return   American         N/A
 FUNDS            American -        consistent with preservation of capital   General
                  AG Capital        through current income and capital gains  Advisers
                  Conservation      on investments in intermediate and
                  Fund*             long-term debt instruments and other
                                    income producing securities.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks the highest possible       American         N/A
                  American -        return consistent with conservation of    General
                  AG Core Bond      capital through investment in medium- to  Advisers
                  Fund*             high- quality fixed income securities.
                  --------------------------------------------------------------------------------------------
                  North             Seeks high current income and protection  American         N/A
                  American -        of capital through investments in         General
                  AG Government     intermediate and long-term U.S.           Advisers
                  Securities Fund*  Government debt securities.
                  --------------------------------------------------------------------------------------------
                  North             Seeks high current income through         American         N/A
                  American -        investments primarily in investment       General
                  AG International  grade debt securities issued or           Advisers
                  Government        guaranteed by foreign governments.
                  Bond Fund*
                  --------------------------------------------------------------------------------------------
                  North             Seeks the highest possible total return   American         American
                  American -        and income consistent with conservation   General          General
                  AG High Yield     of capital through investment in a        Advisers         Investment
                  Bond              diversified portfolio of high yielding                     Management,
                  Fund**            high risk fixed income securities.                         L.P.
                  --------------------------------------------------------------------------------------------
                  North             Seeks the highest possible total return   American         American
                  American -        and income consistent with conservation   General          General
                  AG Strategic      of capital through investment in a        Advisers         Investment
                  Bond              diversified portfolio of income                            Management,
                  Fund**            producing securities.                                      L.P.
                  --------------------------------------------------------------------------------------------
                  Dreyfus Basic     The Fund seeks a high level of current    The Dreyfus      N/A
                  GNMA Fund         income as is consistent with the          Corporation
                                    preservation of capital. To pursue this
                                    goal, the Fund normally invests at least
                                    65% of its net assets in GNMA
                                    certificates (popularly called "Ginnie
                                    Maes"), which are guaranteed as to
                                    timely payment of principal and interest
                                    by the Government National Mortgage
                                    Association.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks a high level of current income      Wellington       N/A
                  Long-Term         consistent with the maintenance of        Management
                  Corporate Fund    principal and liquidity by investing in   Company, LLP
                                    a diversified portfolio of investment
                                    grade corporate and Government bonds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks a high level of current income      The Vanguard     N/A
                  Long-Term         consistent with the maintenance of        Group
                  Treasury Fund     principal and liquidity by investing at
                                    least 85% of its total assets in
                                    long-term securities backed by the full
                                    faith and credit of the U.S. Government.
 -------------------------------------------------------------------------------------------------------------
 SPECIALTY        North             Seeks growth of capital through           American         N/A
 FUNDS            American -        investment, primarily in common stocks,   General
                  AG Social         in companies which meet the social        Advisers
                  Awareness Fund*   criteria established for the Fund.
                  --------------------------------------------------------------------------------------------
                  North             The Fund seeks long-term capital growth.  American         T. Rowe Price
                  American -        The Fund pursues long- term capital       General          Associates, Inc.
                  T. Rowe Price     appreciation by normally investing at     Advisers
                  Health Sciences   least 65% of total assets in the common
                  Fund*             stocks of companies engaged in the
                                    research, development, production, or
                                    distribution of products or services
                                    related to health care, medicine, or the
                                    life sciences (collectively termed
                                    "health sciences").
                  --------------------------------------------------------------------------------------------
                  North             Seeks long-term growth of capital         American         T. Rowe Price
                  American -        through investment primarily in the       General          Associates,
                  T. Rowe Price     common stocks and equity-related          Advisers         Inc.
                  Science &         securities of companies that are
                  Technology        expected to benefit from the
                  Fund*             development, advancement and use of
                                    science and technology.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.

------------------------------------------------------------------

--------------------------------------------------------------------------------

                  VARIABLE ACCOUNT  INVESTMENT
                  OPTIONS           OBJECTIVE                                 ADVISER          SUB-ADVISER
 -------------------------------------------------------------------------------------------------------------
                  North             Seeks growth of capital through           American         N/A
                  American -        investment, primarily in equity           General
                  AG Socially       securities, in companies which meet the   Advisers
                  Responsible       social criteria established for the
                  Fund**            Fund.
 -------------------------------------------------------------------------------------------------------------
 MONEY            North             Seeks liquidity, protection of capital    American         N/A
 MARKET           American -        and current income through investments    General
 FUNDS            AG 1 Money        in short-term money market instruments.   Advisers
                  Market Fund*
                  --------------------------------------------------------------------------------------------
                  North             Seeks liquidity, protection of capital    American         N/A
                  American -        and current income through investments    General
                  AG 2 Money        in short-term money market instruments.   Advisers
                  Market
                  Fund**
 -------------------------------------------------------------------------------------------------------------
 LIFESTYLE        North             Seeks current income and low to moderate  American         N/A
 FUNDS            American -        growth of capital through investments in  General
                  AG Conservative   NAFVPS I or NAFVPS II Funds.              Advisers
                  Growth
                  Lifestyle Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks growth through investments in       American         N/A
                  American -        NAFVPS I or NAFVPS II Funds.              General
                  AG Aggressive                                               Advisers
                  Growth Lifestyle
                  Fund**
                  --------------------------------------------------------------------------------------------
                  North             Seeks growth and current income through   American         N/A
                  American -        investments in NAFVPS I or NAFVPS II      General
                  AG Moderate       Funds.                                    Advisers
                  Growth
                  Lifestyle Fund**
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks current income and low to moderate  Vanguard         N/A
                  LifeStrategy      growth of capital by investing in a
                  Conservative      relatively fixed combination of other
                  Growth Fund       Vanguard funds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks growth of capital and some current  Vanguard         N/A
                  LifeStrategy      income by investing in a relatively
                  Growth            fixed combination of other Vanguard
                  Fund              funds.
                  --------------------------------------------------------------------------------------------
                  Vanguard          Seeks growth of capital and a low to      Vanguard         N/A
                  LifeStrategy      moderate level of current income by
                  Moderate Growth   investing in a relatively fixed
                  Fund              combination of other Vanguard funds.
 -------------------------------------------------------------------------------------------------------------
 ASSET            North             Seeks maximum aggregate rate of return    American         N/A
 ALLOCATION       American -        over the long-term through controlled     General
 FUNDS            AG Asset          investment risk by adjusting its          Advisers
                  Allocation Fund*  investment mix among stocks, long-term
                                    debt securities and short-term money
                                    market securities.
                  --------------------------------------------------------------------------------------------
                  Templeton Asset   Seeks high total return through           Templeton        N/A
                  Strategy          investments in equity securities of       Investment
                  Fund -- Class     companies in any country, debt            Counsel, Inc.
                  1***              securities of companies and governments
                                    of any country, and money market
                                    instruments.
 -------------------------------------------------------------------------------------------------------------

*    A series of NAFVPS I.
**   A series of NAFVPS II.
***  A series of Franklin Templeton Variable Insurance Products Trust.

[SIDE NOTE]

TO LEARN MORE ABOUT THE INTEREST GUARANTEED DEATH BENEFIT, REFER TO THE SECTION IN THE PROSPECTUS ENTITLED "DEATH BENEFITS."

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

INTEREST GUARANTEED DEATH BENEFIT

Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS

Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Amounts invested in an MVA Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

If any portion of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals from an MVA Option prior to the end of the applicable MVA term will also be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn. However, the market value adjustment will not reduce the amount invested in the MVA Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

[SIDE NOTE]

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS, REFER TO THE "PURCHASE PERIOD" SECTION OF THE PROSPECTUS.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations. The minimum amount to establish a new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                       DECEMBER 31, 2000          DECEMBER 31, 1999        JANUARY 4, 1999
                                    ------------------------   -----------------------   -------------------
                                     PURCHASE                   PURCHASE                 PURCHASE   PURCHASE
                                       UNITS       PURCHASE      UNITS       PURCHASE     UNITS       UNIT
                                     IN FORCE     UNIT VALUE    IN FORCE    UNIT VALUE   IN FORCE   VALUE(1)
                                    -----------   ----------   ----------   ----------   --------   --------
North American - AG Asset
  Allocation Division 5............     541,967   $4.310167       516,580   $4.446999        --         --
North American - AG Capital
  Conservation Division 7..........     200,998   $2.357853       194,756   $2.172271        --         --
North American - AG Government
  Securities Division 8............     240,490   $2.409621       338,782   $2.147126        --         --
North American Core Equity Division
  15...............................   2,802,135   $2.457496     3,034,597   $2.638280        --         --
North American - AG Growth & Income
  Division 16......................     745,693   $2.423627       704,903   $2.735261        --         --
North American - AG International
  Equities Division 11.............     200,791   $1.592801       274,636   $1.937488        --         --
North American - AG International
  Government Bond Division 13......     292,521   $1.588174       308,660   $1.661837        --         --
North American - AG MidCap Index
  Division 4(2)....................   2,054,748   $7.088385     1,244,725   $6.116544        --         --
North American - AG 1 Money Market
  Division 6.......................   8,885,219   $2.102089     7,687,167   $1.909470        --         --
North American - T. Rowe Price
  Science & Technology
  Division 17......................   4,060,355   $4.279945     3,286,480   $6.536543        --         --
North American - AG Small Cap Index
  Division 14......................   1,437,650   $2.495041       949,989   $2.597863        --         --
North American - AG Social
  Awareness Division 12............     653,150   $4.094876       631,193   $4.569034        --         --
North American - AG Stock Index
  Division 10......................  13,545,949   $5.389938    11,637,991   $5.981762        --         --
American Century Ultra Division
  31...............................   1,894,747   $2.012669     1,613,349   $2.527648        --         --
North American - AG Conservative
  Growth Lifestyle Division 50.....   1,531,710   $1.349712     1,160,286   $1.313858        --         --
North American - AG Core Bond
  Division 58......................     299,331   $1.097292            --   $      --        --         --
North American - AG Aggressive
  Growth Lifestyle Division 48.....   2,127,577   $1.440902     1,674,512   $1.546416        --         --
North American - AG High Yield Bond
  Division 60......................          --          --           410   $1.081775        --         --
North American International Growth
  Division 33......................   1,016,595   $1.373190       329,526   $1.643677        --         --
North American - Goldman Sachs
  Large Cap Growth Division 39.....  12,563,787   $1.292637     9,513,851   $1.676417        --         --
North American - State Street Large
  Cap Value Division 40............     343,968   $1.378098       287,197   $1.309860        --         --
North American - INVESCO MidCap
  Growth Division 37...............     692,475   $1.430101       393,589   $1.430763        --         --
North American - Neuberger Berman
  MidCap Value Division 38.........   2,698,780   $1.965451     1,116,041   $1.529814        --         --
North American - AG Moderate Growth
  Lifestyle Division 49............   6,590,639   $1.392136     3,491,046   $1.405109        --         --
North American - AG 2 Money Market
  Division 44......................       1,274   $1.192500            --   $      --        --         --
North American - J.P. Morgan Small
  Cap Growth Division 35...........   6,399,633   $1.797455     2,975,505   $2.284815        --         --
North American Small Cap Value
  Division 36......................     152,120   $1.321955        80,739   $1.086316        --         --
North American - AG Socially
  Responsible Division 41..........   2,795,968   $1.361713     2,715,174   $1.505354        --         --
North American - AG Strategic Bond
  Division 59......................     148,345   $1.107448        33,066   $1.087771        --         --
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................         170   $1.062561            --          --        --      $1.00
  Evergreen Small Cap Value
    Division 55....................       1,348   $1.180920            --          --        --      $1.00
  Evergreen Value Division 57......          --          --            --          --        --      $1.00
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............  18,398,345   $2.139068    18,489,196   $2.150733        --         --
Putnam Global Growth -- Class A
  Division 28......................  12,132,622   $1.818976     7,494,551   $2.603644        --         --
Putnam New Opportunities -- Class A
  Division 26......................  33,355,949   $1.805586    21,386,431   $2.459834        --         --
Putnam OTC & Emerging Growth --
  Class A Division 27..............   3,343,890   $1.232372     1,605,024   $2.542500        --         --
Templeton Foreign -- Class A
  Division 32......................     434,454   $1.488494       503,020   $1.560956        --         --
Vanguard LifeStrategy Conservative
  Growth Division 54...............   4,608,676   $1.184872     3,665,491   $1.159659        --         --
Vanguard LifeStrategy Growth
  Division 52......................  20,760,221   $1.275241    15,310,158   $1.359710        --         --
Vanguard LifeStrategy Moderate
  Growth Division 53...............  28,958,521   $1.229163    22,135,061   $1.251243        --         --
Vanguard Long-Term Corporate
  Division 22......................   3,872,413   $1.407668     3,874,406   $1.267698        --         --
Vanguard Long-Term Treasury
  Division 23......................   1,825,127   $1.494066     1,466,945   $1.256142        --         --
Vanguard Wellington Division 25....  13,742,690   $1.797201    13,813,418   $1.641601        --         --
Vanguard Windsor II Division 24....  18,619,663   $1.916262    18,903,967   $1.653581        --         --

                                       DECEMBER 31, 1998
                                     ---------------------   SEPTEMBER 22,
                                     PURCHASE                     1998
                                      UNITS      PURCHASE       PURCHASE
                                     IN FORCE   UNIT VALUE   UNIT VALUE(1)
                                     --------   ----------   --------------
North American - AG Asset
  Allocation Division 5............       --    $4.003086      $3.605017
North American - AG Capital
  Conservation Division 7..........       --    $2.194489      $2.152785
North American - AG Government
  Securities Division 8............       --    $2.221715      $2.205164
North American Core Equity Division
  15...............................    3,570    $2.471473      $1.955660
North American - AG Growth & Income
  Division 16......................       --    $2.240246      $1.802345
North American - AG International
  Equities Division 11.............       --    $1.509070      $1.248880
North American - AG International
  Government Bond Division 13......    1,531    $1.777571      $1.699184
North American - AG MidCap Index
  Division 4(2)....................       --    $5.354659      $4.191708
North American - AG 1 Money Market
  Division 6.......................      475    $1.833793      $1.812091
North American - T. Rowe Price
  Science & Technology
  Division 17......................    6,377    $3.272354      $2.244150
North American - AG Small Cap Index
  Division 14......................       --    $2.154574      $1.848434
North American - AG Social
  Awareness Division 12............    1,451    $3.897214      $3.247795
North American - AG Stock Index
  Division 10......................   30,811    $4.991135      $4.149958
American Century Ultra Division
  31...............................   23,002    $1.798208      $1.464079
North American - AG Conservative
  Growth Lifestyle Division 50.....       --    $1.163619      $1.025646
North American - AG Core Bond
  Division 58......................       --    $1.030555      $1.012652
North American - AG Aggressive
  Growth Lifestyle Division 48.....       --    $1.194164      $1.014651
North American - AG High Yield Bond
  Division 60......................       --    $1.054539      $1.000656
North American International Growth
  Division 33......................       --    $1.053156      $0.941675
North American - Goldman Sachs
  Large Cap Growth Division 39.....       --    $1.242458      $1.011650
North American - State Street Large
  Cap Value Division 40............       --    $1.248274      $1.070634
North American - INVESCO MidCap
  Growth Division 37...............       --    $1.349521      $1.069634
North American - Neuberger Berman
  MidCap Value Division 38.........       --    $1.256427      $1.049640
North American - AG Moderate Growth
  Lifestyle Division 49............       --    $1.187049      $1.025647
North American - AG 2 Money Market
  Division 44......................       --    $1.014694      $1.002560
North American - J.P. Morgan Small
  Cap Growth Division 35...........       --    $1.351189      $1.075632
North American Small Cap Value
  Division 36......................       --    $1.166837      $1.035646
North American - AG Socially
  Responsible Division 41..........       --    $1.279494      $1.065636
North American - AG Strategic Bond
  Division 59......................       --    $1.051306      $1.011653
Evergreen Equity Trust
  Evergreen Growth and Income
    Division 56....................       --           --             --
  Evergreen Small Cap Value
    Division 55....................       --           --             --
  Evergreen Value Division 57......       --           --             --
Franklin Templeton Variable
  Insurance Products Trust
  Templeton Asset Strategy -- Class
    1 Division 19(3)...............       --    $1.765016      $1.458916
Putnam Global Growth -- Class A
  Division 28......................    5,760    $1.591007      $1.299768
Putnam New Opportunities -- Class A
  Division 26......................   10,797    $1.459115      $1.142402
Putnam OTC & Emerging Growth --
  Class A Division 27..............    3,073    $1.127653      $0.881983
Templeton Foreign -- Class A
  Division 32......................    2,604    $1.123840      $0.969355
Vanguard LifeStrategy Conservative
  Growth Division 54...............       --    $1.085160      $1.006687
Vanguard LifeStrategy Growth
  Division 52......................       --    $1.169326      $1.006188
Vanguard LifeStrategy Moderate
  Growth Division 53...............       --    $1.127094      $1.002087
Vanguard Long-Term Corporate
  Division 22......................      883    $1.360696      $1.340643
Vanguard Long-Term Treasury
  Division 23......................    7,820    $1.384079      $1.373932
Vanguard Wellington Division 25....    9,214    $1.585688      $1.474171
Vanguard Windsor II Division 24....   29,953    $1.770257      $1.549662

-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the
                        MidCap Index Fund and amended its investment objective,
                        investment program and investment restrictions accordingly.
                        Historical purchase unit values prior to October 1, 1991
                        reflect investment experience before these changes.
                  (3)   Effective May 1, 2000 the Templeton Asset Allocation Fund
                        merged with the Templeton Global Asset Allocation Fund. At the same time as the merger, the Templeton Asset Allocation
                        Fund changed its name to the Templeton Asset Strategy Fund.
                        Accordingly, the Templeton Asset Allocation Fund Division 19
                        was renamed the Templeton Asset Strategy Fund Division 19.
                        The Selected Purchase Unit Data for the Division through
                        December 31, 1999, reflects units of the Templeton Asset
                        Allocation Fund Division 19.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, respectively the investment adviser and underwriter to Portfolio Director, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Sixty-four Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

FOR MORE INFORMATION ABOUT THE DISTRIBUTOR SEE "DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS" IN THE STATEMENT OF ADDITIONAL INFORMATION.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Portfolio Director enables you to participate in Divisions that represent 64 Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all 64 Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director and include:

- North American Funds Variable Product Series I (NAFVPS I) -- offers 21 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., American Century Investment Management Inc., Founders Asset Management LLC, Putnam Investment Management , Inc., Wellington Management Company, LLP and T. Rowe Price Associates, Inc.

- North American Funds Variable Product Series II (NAFVPS II) -- offers 15 funds for which American General Advisers serves as investment adviser and, for 10 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, INVESCO Funds Group Inc., J.P. Morgan Investment Management Inc., Neuberger Berman Management Inc., SSgA Funds Management Inc. and Thompson, Siegel & Walmsley, Inc.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Ariel Investment Trust -- offers 2 Ariel mutual funds for which Ariel Capital Management, Inc. serves as investment adviser.

- Dreyfus Basic GNMA Fund -- offers 1 mutual fund for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which Evergreen Investment Management Company serves as investment adviser.

- Evergreen Select Equity Trust -- offers 1 mutual fund for which Meridian Investment Company (a subsidiary of First Union Corporation) serves as investment adviser.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]

- Franklin Templeton Investments -- offers 2 funds for which Templeton Investment Counsel, Inc. and Templeton Global Advisors Limited serve as investment advisers.

- INVESCO Stock Funds, Inc. -- offers 1 mutual fund for which INVESCO Funds Group, Inc. serves as investment adviser.

- Janus Adviser Series -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- Janus Investment Fund -- offers 1 mutual fund for which Janus Capital Corporation serves as investment adviser.

- The Lou Holland Trust -- offers 1 mutual fund for which Holland Capital Management, L.P. serves as investment adviser.

- MAS Funds -- offers 1 mutual fund for which Miller Anderson & Sherrerd, LLP serves as investment adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management, LLC, serves as investment adviser.

- Sit Mutual Funds -- offers 2 mutual funds for which Sit Investment Associates, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

- Warburg Pincus Funds -- offers 1 mutual fund for which Credit Suisse Asset Management, LLC serves as investment adviser.
Twenty-eight of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

For complete information about each of these Mutual Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC at 1-800-448-2542 or on-line at www.valic.com.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks may be discussed in each Fund's prospectus.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain nonqualified contracts ("individual contracts").

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE OUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses another investment option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.
  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

---------------------------------------------------
CHOOSING INVESTMENT OPTIONS

There are 67 investment options offered in Portfolio Director. This includes 3 Fixed Account Options and 64 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Account are part of the Company's general assets. The MVA Option may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment which generally will be applied to withdrawals or transfers from an MVA Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Enhanced Fixed Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.


Here is how you may calculate the value of
your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options*
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)
---------------------------------------------
* This value may be subject to a market value
  adjustment under the MVA Option.

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED                                          OTHER
 ACCOUNT OPTION       VALUE        FREQUENCY     RESTRICTIONS
----------------  -------------   -----------   --------------
Fixed Account     Up to 20% per   At any time   None(1)
  Plus:            contract
                   year
                  100%            At any time   If Account
                                                Value is less
                                                than or equal
                                                to $500
Short-Term Fixed  Up to 100%      At any time   90-day Holding
  Account:                                      Period
                                                If transfer
                                                was previously
                                                made into
                                                Short-Term
                                                Fixed
                                                Account.(2)
Multi-Year        Up to 100%      At any time   Withdrawals or
  Enhanced Fixed                                Transfers
  Option(3):                                    subject to
                                                market value
                                                adjustment if
                                                prior to the
                                                end of an MVA
                                                term. Each MVA
                                                Band will
                                                require a
                                                minimum
                                                transfer
                                                amount, as
                                                described in
                                                the
                                                Contract.(4)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The MVA Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Enhanced Fixed Option or to other investment options.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:


                                  % OF ACCOUNT
                       -----------------------------------     OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and   Up to 100%     Once every 365 days      None
  Variable Payout:      of money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.

Instructions for transfers or reallocations may be made via the internet as follows:

- Log on to www.valic.com

- Click "View Your Account Here" and log into VALIC Online

- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

- Select the desired account, input the transaction request, then click
  "Continue"

- Review your transaction request for accuracy and then click "Continue" to submit to VALIC

Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:

- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone

- Press 1 for "Account Inquiries and Transaction Requests"

- Enter your Social Security Number and personal identification number (PIN)

- Select the desired account and press 2 for an asset transfer or allocation change

- Follow the scripts to complete your transaction request and to submit to VALIC

---------------------------------------------------
Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792

- Enter your Social Security Number

- You may use the automated telephone system or speak with a Client Service Professional

You may also send written instructions by completing a VALIC form for transfers or reallocations:

- Written instructions should be sent to VALIC's Home Office

- A VALIC financial change form is required

- Written instructions are required if you are requesting a transfer to or from the MVA Option

- Written instructions are required if you have notified us not to accept telephone instructions

- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.

You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
---------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

In addition, certain charges may apply to the MVA Option which are discussed at the end of this section.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

VALIC may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product.You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

The surrender charge may also be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

---------------------------------------------------
If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

---------------------------------------------------
We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

- The frequency of Purchase Payments for your retirement program.

- The size of your retirement program.

- The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary, and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.

MARKET VALUE ADJUSTMENT

Under the MVA Option you may establish one or more MVA Bands with a minimum amount, as described in the Contract, per MVA Band in states in which the MVA Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your MVA Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can still apply to a 10% Free Withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the MVA Option. Please review your Contract for additional information on the MVA Option.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with a

  - Fixed Payout (payment is fixed and guaranteed).

PAYOUT DATE

The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when you attain age 59 1/2 or separate from service, but must be no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may be any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

 - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

 - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

 - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

 - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the Contract or plan.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         -(MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

---------------------------------------------------
PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:


                                         Your Purchase
     The amount                           Units next
surrendered from the                    computed after
  Variable Account        DIVIDED BY      the written
       Option           (DIVIDED BY)      request for
      + (PLUS)                           surrender is
Any Surrender Charge                    received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  - This exchange privilege is only available for those other contracts listed below.

---------------------------------------------------
Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want a copy of any of these prospectuses or Statements of Additional Information, please contact us at 1-800-448-2542.

---------------------------------------------------
FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - Portfolio Director has 28 publicly available mutual funds as investment options.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract and Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR ARE FIXED ACCOUNT PLUS, SHORT-TERM FIXED ACCOUNT AND MULTI-YEAR ENHANCED FIXED OPTION. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY PORTFOLIO DIRECTOR. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.
If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:


STEP 1: Determine your Fixed Account Option Value by taking the greater of:
     Value of Fixed Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Fixed
     Account Option
-    (minus)
     Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN PORTFOLIO DIRECTOR. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY PORTFOLIO DIRECTOR.

[END SIDE NOTE]


STEP 2: Determine your Variable Account Option Value by taking the greater of:
     Value of Variable Account Option on date all paperwork is complete and in a form accept-able to VALIC
     OR
     100% of Purchase Payments placed in Variable
     Account Options
-    (minus)
     Prior withdrawals (out of) or transfers (out of) the Variable Account Option
+    (plus)
     Interest at an annual rate of 3%
STEP 3: Add step 1 + 2 = DEATH BENEFIT

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:


     Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods or since inception. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Total Return since Division inception.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;

  - The difference is divided by the Purchase Unit Value at the start of the period or year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

---------------------------------------------------

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the North American - AG 1 Money Market and North American - AG 2 Money Market Divisions' Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the North American - AG 1 Money Market or North American - AG 2 Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.48% and 5.87%, respectively.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division and the North American - AG 2 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.63% and 6.04%, respectively.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET AND NORTH AMERICAN - AG 2 MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Money Market and North American - AG 2 Money Market Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A -- A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract for Variable Account Option Changes;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

VARIABLE ACCOUNT OPTION CHANGES

We may amend your Contract to match changes to the Variable Account Options (funds) offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as failure to meet compliance standards, continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Account Option offered may have different fees and expenses compared to the previous Option. You will be notified of any upcoming proxies or substitutions that affect your Variable Account Option choices.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

---------------------------------------------------
DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Portfolio Director provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

---------------------------------------------------
TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guides issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

---------------------------------------------------
                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

[LOGO]
                                                        PRIVACY  NOTICE

YOUR PRIVACY
    IS IMPORTANT

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information -- information about you that is not publicly available -- we may collect, how we use it and how we protect your privacy.


AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS

- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.

- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

-  OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.


QUESTIONS
    AND ANSWERS
    that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

   -  Information provided to us, such as on applications or other forms.

   -  Information about transactions with us, our affiliates or third parties.

   - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

    (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.


DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

       THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS
             NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS
                      NOTICE FOR YOUR PERSONAL FILES.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

   AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance Company - North American Funds - North Central Life Insurance Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company
   - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Endorsements and Published Ratings..........           3
Types of Variable Annuity Contracts.............           4
Federal Tax Matters.............................           4
    Tax Consequences of Purchase Payments.......           5
    Tax Consequences of Distributions...........           7
    Special Tax Consequences -- Early
      Distribution..............................           8
    Special Tax Consequences -- Required
      Distributions.............................           9
    Tax Free Rollovers, Transfers and
      Exchanges.................................          11
Exchange Privilege..............................          11
    Exchanges From Independence Plus
      Contracts.................................          11
    Exchanges From V-Plan Contracts.............          12
    Exchanges From SA-1 and SA-2 Contracts......          13
    Exchanges From Impact Contracts.............          14
    Exchanges From Compounder Contracts.........          15
    Information Which May Be Applicable To Any
      Exchange..................................          16
Calculation of Surrender Charge.................          17
    Illustration of Surrender Charge on Total
      Surrender.................................          17
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          17
Purchase Unit Value.............................          18
    Illustration of Calculation of Purchase Unit
      Value.....................................          18
    Illustration of Purchase of Purchase
      Units.....................................          18
Performance Calculations........................          18
    Money Market Yields.........................          18
    Calculation of Current Yield for North
      American - AG 1 Money Market Division
      Six.......................................          18
    Calculation of Current Yield for North
      American - AG-2 Money Market Division
      44........................................          18
    Illustration of Calculation of Current Yield
      for the Money Market Divisions............          18
    Calculation of Effective Yield for North
      American - AG 1 Money Market Division
      Six.......................................          19
    Calculation of Effective Yield for North
      American - AG 2 Money Market Division
      44........................................          19
    Illustration of Calculation of Effective
      Yield for the Money Market Divisions......          19
    Standardized Yield for Bond Fund
      Divisions.................................          19
    Calculation of Standardized Yield for Bond
      Fund Divisions............................          19
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.............          19
    Calculation of Average Annual Total
      Return....................................          20
    Calculation of MVA Option...................          20
                                                      PAGE
                                                    --------
Performance Information.........................          21
    Average Annual Total Return, Cumulative
       Return and Annual and Cumulative Change
       in Purchase Unit Value Tables............          21
    Table I:  Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Separate Account
       Division Inception to December 31,
       2000)....................................          22
    Table II: Average Annual Total Return with
       Surrender Charge and Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          25
    Table III: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Separate
       Account Division Inception to December
       31, 2000)................................          28
    Table IV: Average Annual Total Return with
       No Surrender Charge or Account
       Maintenance Fee Imposed (from Underlying
       Fund Inception to December 31, 2000).....          31
    Table V: Cumulative Return with No Surrender
       Charge or Account Maintenance Fee Imposed
       (from Separate Account Division Inception
       to December 31, 2000)....................          34
    Table VI: Cumulative Return with No
       Surrender Charge or Account Maintenance
       Fee Imposed (from Underlying Fund
       Inception to December 31, 2000)..........          37
    Table VII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Separate Account Division
       Inception)...............................          40
    Table VIII: Annual and Cumulative Change in
       Purchase Unit Value with No Surrender
       Charge or Account Maintenance Fee Imposed
       (Period from Underlying Fund
       Inception)...............................          44
Payout Payments.................................          46
    Assumed Investment Rate.....................          46
    Amount of Payout Payments...................          46
    Payout Unit Value...........................          47
    Illustration of Calculation of Payout Unit
       Value....................................          47
    Illustration of Payout Payments.............          47
Distribution of Variable Annuity Contracts......          47
Experts.........................................          48
Comments on Financial Statements................          48

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542

[LOGO]

The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group(SM) is the marketing
name for and service mark owned and used by
American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
VA 10855-40   REV 05/01